Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MGA
Entity Registrant Name	MAGNA INTERNATIONAL INC
Entity Central Index Key	0000749098
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	233,154,283

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales	$ 30,837	$ 28,748	$ 23,465
Costs and expenses
Cost of goods sold	27,010	25,434	20,483
Depreciation and amortization	801	686	656
Selling, general and administrative	1,519	1,382	1,247
Interest expense (income), net	16	(6)	(11)
Equity income	(151)	(121)	(132)
Other (income) expense, net	(108)	156	25
Income from operations before income taxes	1,750	1,217	1,197
Income taxes	324	202	194
Net income	1,426	1,015	1,003
Net loss attributable to non-controlling interests	7	3
Net income attributable to Magna International Inc.	$ 1,433	$ 1,018	$ 1,003
Earnings per Common Share or Class B Share:
Basic	$ 6.17	$ 4.26	$ 4.36
Diluted	$ 6.09	$ 4.2	$ 4.3
Cash dividends paid per Common Share or Class B Share	$ 1.1	$ 1	$ 0.42
Average number of Common Shares and Class B Shares outstanding during the year [in millions]:
Basic	232.4	239.3	230
Diluted	235.2	242.8	233

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,426	$ 1,015	$ 1,003
Other comprehensive income (loss), net of tax:
Net unrealized gain (loss) on translation of net investment in foreign operations	88	(171)	20
Net unrealized gain (loss) on cash flow hedges	75	(41)	80
Reclassification of net gain on cash flow hedges to net income	(18)	(22)	(27)
Reclassification of net loss on pensions to net income	11	3	4
Pension and post-retirement benefits	(72)	(52)	(18)
Net unrealized (loss) gain on available-for-sale investments	(4)	(6)	11
Other comprehensive income (loss)	80	(289)	70
Comprehensive income	1,506	726	1,073
Comprehensive loss attributable to non-controlling interests	5	3
Comprehensive income attributable to Magna International Inc.	$ 1,511	$ 729	$ 1,073

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 1,426	$ 1,015	$ 1,003
Items not involving current cash flows	708	826	729
Profit loss after adjustment of non cash items	2,134	1,841	1,732
Changes in non-cash operating assets and liabilities	72	(631)	146
Cash provided from operating activities	2,206	1,210	1,878
INVESTMENT ACTIVITIES
Fixed asset additions	(1,274)	(1,236)	(746)
Purchase of subsidiaries	(525)	(120)	(106)
Increase in investments and other assets	(122)	(196)	(149)
Deconsolidation of E-Car			(91)
Disposal of facilities		112	30
Proceeds from disposition	106	168	244
Cash used for investment activities	(1,815)	(1,272)	(818)
FINANCING ACTIVITIES
Increase in bank indebtedness	42	38	12
Repayments of debt	(309)	(47)	(105)
Issues of debt	348	146	36
Issues of Common Shares	14	59	48
Settlement of stock options	(19)	(30)	(12)
Repurchase of Common Shares	(40)	(407)	(23)
Contribution to subsidiaries by non-controlling interests		20
Dividends paid	(252)	(236)	(100)
Cash used for financing activities	(216)	(457)	(444)
Effect of exchange rate changes on cash and cash equivalents	22	(37)	(5)
Net increase (decrease) in cash and cash equivalents during the year	197	(556)	611
Cash and cash equivalents, beginning of year	1,325	1,881	1,270
Cash and cash equivalents, end of year	1,522	1,325	1,881
Common Class B [Member]
FINANCING ACTIVITIES
Repurchase of Common Shares			$ (300)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 1,522	$ 1,325
Accounts receivable	4,774	4,398
Inventories	2,512	2,045
Deferred tax assets	170	206
Prepaid expenses and other	157	172
Total current assets	9,135	8,146
Investments	385	438
Fixed assets, net	5,273	4,236
Goodwill	1,473	1,196
Deferred tax assets	90	69
Other assets	753	594
Consolidated total assets	17,109	14,679
Current liabilities
Bank indebtedness	71	36
Accounts payable	4,450	3,961
Accrued salaries and wages	617	525
Other accrued liabilities	1,185	1,002
Income taxes payable	93	5
Deferred tax liabilities	19	44
Long-term debt due within one year	249	151
Total current liability	6,684	5,724
Long-term employee benefit liabilities	560	419
Long-term debt	112	46
Other long-term liabilities	154	207
Deferred tax liabilities	141	81
Total liability	7,651	6,477
Shareholders' equity
Common Shares [issued: 233,155,783; 2011 - 233,317,792]	4,391	4,373
Contributed surplus	80	63
Retained earnings	4,462	3,317
Accumulated other comprehensive income	496	422
Stockholders equity attributable to Magna International Inc	9,429	8,175
Non-controlling interest	29	27
Total stockholder's equity	9,458	8,202
Total liability and stockholders' equity	$ 17,109	$ 14,679

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares issued	233,155,783	233,317,792

Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data	Total	Release of restricted stock units [Member]	Common Shares [Member]	Common Shares [Member] Release of restricted stock units [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Release of restricted stock units [Member]	Retained Earnings [Member]	AOCI [Member]	Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 7,299		$ 3,779		$ 32		$ 2,803	$ 685
Beginning Balance, shares at Dec. 31, 2009			223,900,000
Net income	1,003						1,003
Other comprehensive income (loss)	70							70
Contribution to subsidiaries by non-controlling interests	3								3
Shares issued on exercise of stock options	48		58		(10)
Shares issued on exercise of stock options, shares			1,500,000
Release of restricted stock	0		6		(6)
Repurchase and cancellation under normal course issuer bid [note 18]	(27)		(11)				(13)	(3)
Repurchase and cancellation under normal course issuer bid, shares [note 18]			(800,000)
Shares issued under the Arrangement [note 18]	666		666
Shares issued under the Arrangement, shares [note 18]			18,000,000
Repurchase of Class B Shares [note 18]	(976)						(976)
Stock-based compensation expense [note 17]	52				52
Settlement of stock options	(12)				(12)
Dividends paid	(100)		2				(102)
Ending Balance at Dec. 31, 2010	8,026		4,500		56		2,715	752	3
Ending Balance, shares at Dec. 31, 2010			242,600,000
Net income	1,015						1,018		(3)
Other comprehensive income (loss)	(289)							(289)
Contribution to subsidiaries by non-controlling interests	20								20
Acquisition of subsidiaries	7								7
Shares issued on exercise of stock options	59		69		(10)
Shares issued on exercise of stock options, shares			1,400,000
Release of restricted stock	0		6		(6)
Repurchase and cancellation under normal course issuer bid [note 18]	(407)		(204)				(162)	(41)
Repurchase and cancellation under normal course issuer bid, shares [note 18]			(10,700,000)
Stock-based compensation expense [note 17]	31				31
Settlement of stock options	(24)				(8)		(16)
Dividends paid	(236)		2				(238)
Ending Balance at Dec. 31, 2011	8,202		4,373		63		3,317	422	27
Ending Balance, shares at Dec. 31, 2011			233,300,000
Net income	1,426						1,433		(7)
Other comprehensive income (loss)	80							78	2
Acquisition of subsidiaries	7								7
Shares issued on exercise of stock options	14		19		(5)
Shares issued on exercise of stock options, shares			400,000
Release of restricted stock	0	0	5	5	(5)	(5)
Repurchase and cancellation under normal course issuer bid [note 18]	(42)		(18)				(20)	(4)
Repurchase and cancellation under normal course issuer bid, shares [note 18]			(800,000)
Stock-based compensation expense [note 17]	39				39
Settlement of stock options	(16)				(7)		(9)
Dividends paid	(252)		7				(259)
Dividends paid, shares			200,000
Ending Balance at Dec. 31, 2012	$ 9,458		$ 4,391		$ 80		$ 4,462	$ 496	$ 29
Ending Balance, shares at Dec. 31, 2012			233,100,000

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES

1. SIGNIFICANT ACCOUNTING POLICIES

Magna International Inc. [collectively “Magna” or the “Company”] is a leading global automotive supplier with 313 manufacturing operations and 88 product development, engineering and sales centres in 29 countries. Magna’s 119,000 employees are focused on delivering superior value to customers through innovative processes and World Class Manufacturing. The Company’s capabilities include body, chassis, interiors, exteriors, seating, powertrain, electronics, mirrors, closures and roof systems and modules, as well as complete vehicle engineering and contract manufacturing.

The consolidated financial statements have been prepared in U.S. dollars following United States generally accepted accounting principles [“GAAP”].

Principles of consolidation

The consolidated financial statements include the accounts of Magna and its subsidiaries, some of which have a non-controlling interest.

Financial instruments

The Company classifies all of its financial assets and financial liabilities as held-for-trading, held-to-maturity investments, loans and receivables, available-for-sale financial assets, or other financial liabilities. Held-for-trading financial instruments, which include cash and cash equivalents and the Company’s investment in asset-backed commercial paper [“ABCP”] are measured at fair value and all gains and losses are included in net income in the period in which they arise. Held-to-maturity investments, which include long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements, are recorded at amortized cost using the effective interest method. Loans and receivables, which include accounts receivable, long-term receivables and accounts payable, are recorded at amortized cost using the effective interest method. Available-for-sale financial instruments are recorded at cost and are subsequently measured at fair value with all revaluation gains and losses included in other comprehensive income.

Foreign currency translation

The Company operates globally, which gives rise to a risk that its earnings and cash flows may be adversely impacted by fluctuations in foreign exchange rates.

Assets and liabilities of the Company’s operations having a functional currency other than the U.S. dollar are translated into U.S. dollars using the exchange rate in effect at year end, and revenues and expenses are translated at the average rate during the year. Exchange gains or losses on translation of the Company’s net investment in these operations are included in comprehensive income and are deferred in accumulated other comprehensive income. Foreign exchange gains or losses on debt that was designated as a hedge of the Company’s net investment in these operations are also recorded in accumulated other comprehensive income.

Foreign exchange gains and losses on transactions occurring in a currency other than an operation’s functional currency are reflected in income, except for gains and losses on foreign exchange contracts used to hedge specific future commitments in foreign currencies and on intercompany balances which are designated as long-term investments. In particular, the Company uses foreign exchange forward contracts for the sole purpose of hedging certain of the Company’s future committed foreign currency based outflows and inflows. All derivative instruments, including foreign exchange contracts, are recorded on the consolidated balance sheet at fair value. The fair values of derivatives are recorded in prepaid expenses, other assets, other accrued liabilities or other long-term liabilities. To the extent that cash flow hedges are effective, the change in their fair value is recorded in other comprehensive income; any ineffective portion is recorded in net income. Amounts accumulated in other comprehensive income are reclassified to net income in the period in which the hedged item affects net income.

If the Company’s foreign exchange forward contracts cease to be effective as hedges, for example, if projected foreign cash inflows or outflows declined significantly, gains or losses pertaining to the portion of the hedging transactions in excess of projected foreign currency denominated cash flows would be recognized in income at the time this condition was identified.

Cash and cash equivalents

Cash and cash equivalents include cash on account, demand deposits and short-term investments with remaining maturities of less than three months at acquisition.

Inventories

Production inventories and tooling inventories manufactured in-house are valued at the lower of cost and market, with cost being determined substantially on a first-in, first-out basis. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead.

Outsourced tooling inventories are valued at the lower of subcontracted costs and market.

Investments

The Company accounts for its investments in which it has significant influence on the equity basis. Investments also include the Company’s investment in ABCP, public company shares and long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements pursuant to local tax laws.

Long-lived assets

Fixed assets are recorded at historical cost. Depreciation is provided on a straight-line basis over the estimated useful lives of fixed assets at annual rates of 2 1/2% to 5% for buildings, 7% to 10% for general purpose equipment and 10% to 33% for special purpose equipment.

Definite-lived intangible assets, which have arisen principally through acquisitions, are amortized on a straight-line basis over their estimated useful lives, typically over periods not exceeding five years.

The Company assesses fixed and other long-lived assets [excluding goodwill] for recoverability whenever indicators of impairment exist. If the carrying value of the asset exceeds the estimated undiscounted cash flows from the use of the asset, then an impairment loss is recognized to write the asset down to fair value. The fair value of the long-lived assets is generally determined using estimated discounted future cash flows.

Goodwill

Goodwill represents the excess of the cost of an acquired enterprise over the fair value of the identifiable assets acquired and liabilities assumed less any subsequent writedowns for impairment. Goodwill is reviewed for impairment on an annual basis. Goodwill impairment is evaluated between annual tests upon the occurrence of certain events or circumstances. Goodwill impairment is assessed based on a comparison of the fair value of a reporting unit to the underlying carrying value of the reporting unit’s net assets, including goodwill. When the carrying amount of the reporting unit exceeds its fair value, the fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of impairment, if any. The fair value of a reporting unit is generally determined using the estimated discounted future cash flows of the reporting unit.

Other assets

Other assets include the long-term portion of certain receivables, which represent the recognized sales value of tooling and design and engineering services provided to customers under certain long-term contracts. The receivables will be paid in full upon completion of the contracts or in instalments based on forecasted production volumes. In the event that actual production volumes are less than those forecasted, a reimbursement for any shortfall will be made.

Preproduction costs related to long-term supply agreements

Pre-operating costs incurred in establishing new facilities that require substantial time to reach commercial production capability are expensed as incurred.

Costs incurred [net of customer subsidies] related to design and engineering, which are paid for as part of subsequent production piece price amounts, are expensed as incurred unless a contractual guarantee for reimbursement exists.

Costs incurred [net of customer subsidies] related to design and development costs for moulds, dies and other tools that the Company does not own [and that will be used in, and paid for as part of the piece price amount for, subsequent production] are expensed as incurred unless the supply agreement provides a contractual guarantee for reimbursement or the non-cancellable right to use the moulds, dies and other tools during the supply agreement.

Where these preproduction costs are deemed to be a single unit of account combined with a subsequent parts production, the costs deferred in the above circumstances are included in other assets and amortized on a units-of-production basis to cost of goods sold over the anticipated term of the supply agreement.

Warranty

The Company records product warranty liabilities based on its individual customer agreements. Under most customer agreements, the Company only accounts for existing or probable claims on product default issues when amounts related to such issues are probable and reasonably estimable. Under certain complete vehicle engineering and assembly contracts, the Company records an estimate of future warranty-related costs based on the terms of the specific customer agreements and the specific customer’s warranty experience.

Product liability provisions are established based on the Company’s best estimate of the amounts necessary to settle existing claims on product default issues. Recall costs are costs incurred when government regulators and/or the customer decides to recall a product due to a known or suspected performance issue, and the Company is required to participate, either voluntarily or involuntarily. Costs typically include the cost of the product being replaced, the customer’s cost of the recall and labour to remove and replace the defective part. When a decision to recall a product has been made or is probable, the Company’s portion of the estimated cost of the recall is recorded as a charge to income in that period. In making this estimate, judgment is required as to the number of units that may be returned as a result of the recall, the total cost of the recall campaign and the ultimate negotiated sharing of the cost between the Company, the customer and, in some cases, a supplier to the Company.

Employee future benefit plans

The cost of providing benefits through defined benefit pensions, lump sum termination and long service payment arrangements, and post-retirement benefits other than pensions is actuarially determined and recognized in income using the projected benefit method pro-rated on service and management’s best estimate of expected plan investment performance, salary escalation, retirement ages of employees and, with respect to medical benefits, expected health care costs. Differences arising from plan amendments, changes in assumptions and experience gains and losses that are greater than 10% of the greater of the accrued benefit obligation at the beginning of the year and the fair value, or market related value, of plan assets at the beginning of the year, are recognized in income over the expected average remaining service life of employees. Gains related to plan curtailments are recognized when the event giving rise to the curtailment has occurred. Plan assets are valued at fair value. The cost of providing benefits through defined contribution pension plans is charged to income in the period in respect of which contributions become payable.

The aggregated underfunded plans are recognized as either a current liability or a non-current liability. The current liability is the amount by which the actuarial present value of benefits included in the benefit obligation in the next 12 months exceeds the fair value of the plan assets, determined on a plan-by-plan basis.

Asset retirement obligation

The Company recognizes its obligation to restore leased premises at the end of the lease by recording at lease inception the estimated fair value of this obligation as other long-term liabilities with a corresponding amount recognized as fixed assets. The fixed asset amount is amortized over the period from lease inception to the time the Company expects to vacate the premises, resulting in both depreciation and interest charges. The estimated fair value of the obligation is assessed for changes in the expected timing and extent of expenditures with changes related to the time value of money recorded as interest expense.

Revenue recognition

Revenue from the sale of manufactured products is recognized when the price is fixed or determinable, collectability is reasonably assured and upon shipment to [or receipt by customers, depending on contractual terms], and acceptance by customers.

For revenue arrangements entered into prior to January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis and there is objective and reliable evidence of the fair value of the subsequent parts production or vehicle assembly. For revenue arrangements entered into or materially modified on or after January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis. Revenues from significant engineering services and tooling contracts that qualify as separate revenue elements are recognized on a percentage-of-completion basis. Percentage-of-completion is generally determined based on the proportion of accumulated expenditures to date as compared to total anticipated expenditures.

Revenue and cost of goods sold, including amounts from engineering and tooling contracts, are presented on a gross basis in the consolidated statements of income and comprehensive income when the Company is acting as principal and is subject to significant risks and rewards in connection with the process of bringing the product to its final state and in the post-sale dealings with its customers. Otherwise, components of revenues and related costs are presented on a net basis. With respect to vehicle assembly sales, where Magna is acting as principal with respect to purchased components and systems, the selling price to the customer includes the costs of such inputs. These programs are accounted for on a full-cost basis under which sales and cost of goods sold include these input costs. Where third-party components and systems are held on consignment by the Company, the selling price to the customer reflects a value-added assembly fee only and, accordingly, the costs of such consignment inputs are not included in sales and cost of goods sold.

Government financing

The Company makes periodic applications for financial assistance under available government assistance programs in the various jurisdictions that the Company operates. Grants relating to capital expenditures are reflected as a reduction of the cost of the related assets. Grants relating to current operating expenditures are generally recorded as a reduction of the related expense at the time the eligible expenses are incurred. The Company also receives tax credits and tax super allowances, the benefits of which are recorded as a reduction of income tax expense. In addition, the Company receives loans which are recorded as liabilities in amounts equal to the cash received.

Income taxes

The Company uses the liability method of tax allocation to account for income taxes. Under the liability method of tax allocation, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

No deferred tax liability is recorded for taxes on undistributed earnings and translation adjustments of foreign subsidiaries. These items are either considered to be reinvested for the foreseeable future or if they are available for repatriation, are not subject to further tax on remittance in the current circumstances. Taxes will be recorded on such foreign undistributed earnings and translation adjustments when it becomes apparent that such earnings will be distributed in the foreseeable future and the Company will incur further significant tax on remittance.

Recognition of uncertain tax positions is dependent on whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Stock-based compensation

Compensation expense is recognized for stock options based upon the fair value of the options at the grant or modification date. The fair value of the options is recognized over the vesting period of the options as compensation expense in selling, general and administrative expense with a corresponding increase to contributed surplus.

The fair value of stock options is estimated at the grant or modification date using the Black-Scholes option pricing model. This model requires the input of a number of assumptions, including expected dividend yields, expected stock price volatility, expected time until exercise and risk-free interest rates. Although the assumptions used reflect management’s best estimates, they involve inherent uncertainties based on market conditions generally outside the Company’s control. If other assumptions are used, stock-based compensation expense could be significantly impacted.

As stock options are exercised, the proceeds received on exercise, in addition to the portion of the contributed surplus balance related to those stock options, is credited to Common Shares and contributed surplus is reduced accordingly.

The Company’s restricted stock plans and restricted share unit plans are measured at fair value at the date of grant or modification and amortized to compensation expense from the effective date of the grant to the final vesting date in selling, general and administrative expense with a corresponding increase to contributed surplus. As restricted stock or restricted share units are released under the plans, the portion of the contributed surplus balance relating to the restricted stock or restricted share units is credited to Common Shares and released from contributed surplus.

Comprehensive income

Other comprehensive income includes unrealized gains and losses on translation of the Company’s net investment in self-sustaining foreign operations, the change in fair value of available-for-sale investments net of taxes, change in unamortized actuarial amounts, net of taxes and to the extent that cash flow hedges are effective, the change in their fair value, net of income taxes.

Accumulated other comprehensive income is a separate component of shareholders’ equity which includes the accumulated balances of all components of other comprehensive income which are recognized in comprehensive income but excluded from net income.

Earnings per Common Share or Class B Share

Basic earnings per Common Share or Class B Share are calculated on net income attributable to Magna International Inc. using the weighted average number of Common Shares and Class B Shares outstanding during the year.

Diluted earnings per Common Share or Class B Share are calculated on the weighted average number of Common Shares and Class B Shares outstanding, including an adjustment for stock options outstanding using the treasury stock method.

Common Shares that have not been released under the Company’s restricted stock plan or are being held in trust for purposes of the Company’s restricted stock unit program have been excluded from the calculation of basic earnings per share but have been included in the calculation of diluted earnings per share.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
ACCOUNTING STANDARDS

2. ACCOUNTING STANDARDS

Comprehensive Income

During 2011, the Financial Accounting Standards Board [“FASB”] issued Accounting Standards Update [“ASU”] 2011-05 and ASU 2011-12, “Comprehensive Income (Topic 220)”, requiring entities to present net income and other comprehensive income in either a single continuous statement or in two consecutive statements of net income and other comprehensive income. The adoption of this ASU did not have a material impact on the consolidated financial statements.

Fair Value Measurement

During 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820)”, clarifying the existing measurement and disclosure requirements and expanding the disclosure requirements for certain fair value measurements. The adoption of this ASU did not have a material impact on the consolidated financial statements.

Goodwill

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. ASU 2011-08 provides an option to perform a qualitative assessment to determine whether further goodwill impairment testing is necessary. If, as a result of the qualitative assessment, it is determined that it is more-likely-than-not that a reporting unit’s fair value is less than its carrying amount, the two-step quantitative impairment test is required. Otherwise, no further testing is required. ASU 2011-08 is effective for the Company for the year ended December 31, 2012. The adoption of this ASU did not have a material impact on the consolidated financial statements.

Future Accounting Standards

Intangibles

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”. ASU 2012-02 provides an option to first perform a qualitative assessment to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired. This new standard will be effective for the Company in the first quarter of 2013. The adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

OTHER (INCOME) EXPENSE, NET	12 Months Ended
Dec. 31, 2012
OTHER (INCOME) EXPENSE, NET

3. OTHER (INCOME) EXPENSE, NET

Other (income) expense, net consists of significant items such as: restructuring charges generally related to plant closures; impairment charges; gains or losses on disposal of facilities; re-measurement gains on acquisitions; and other items not reflective of on-going operating profit or loss. Other (income) expense, net consists of:

	2012	2011	2010

North America [a]
Impairment of long-lived assets	$2	$7	$7
Re-measurement gain of STT	(35)	—	—
Settlement agreement	—	11	—
Insurance proceeds	—	(15)	—
Restructuring charges	—	—	32

	(33)	3	39

Europe [b]
Restructuring charges	55	—	—
Impairment of long-lived assets	23	14	16
Loss on disposal of facility	—	129	—
Customer bankruptcy	—	11	—

	78	154	16

Rest of World [c]
Gain on disposal of facility	—	—	(14)

Corporate [d]
Re-measurement gain of E-Car	(153)	—	—
Write down of real estate	—	9	—
Gain on sale of investment	—	(10)	—
Gain on deconsolidation of E-Car	—	—	(16)

	(153)	(1)	(16)

	$(108)	$156	$25

[a]	North America

For the year ended December 31, 2012

In conjunction with its annual business planning cycle, during the fourth quarter of 2012 the Company recorded long-lived asset impairment charges of $2 million [$1 million after tax] in North America related to specific fixed assets at a metal fabricating facility in the United States.

On October 26, 2012, the Company acquired the remaining 50% interest in STT Technologies Inc. [“STT”] for cash consideration of $55 million. STT is a manufacturer of automotive pumps with operations in Canada and Mexico. Prior to the acquisition, the Company accounted for this investment using the equity method of accounting.

The incremental investment in STT was accounted for under the business acquisition method of accounting as a step acquisition which requires that Magna re-measures its pre-existing investment in STT at fair value and recognize any gains or losses in income. The estimated fair value of Magna’s investment immediately before the closing date was $55 million, which resulted in the recognition of a non-cash gain of $35 million [$35 million after tax].

For the year ended December 31, 2011

During the third quarter of 2011, a settlement agreement was finalized in connection with the settlement of certain patent infringement and other claims. The Company recorded an $11 million expense in the third quarter of 2011 in relation to these arrangements.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $7 million [$7 million after tax] related to a roof systems facility in the United States.

During the fourth quarter of 2011, the Company received proceeds pursuant to an insurance claim for fire damages related to an interior systems facility in the United States. The proceeds received were $15 million in excess of the damaged assets’ net book value and the losses previously recognized, and was recorded in income.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $7 million [$5 million after tax] related to a die casting facility in Canada.

In addition, during 2010, the Company recorded restructuring and rationalization costs of $32 million [$27 million after tax] related to the planned closure of a powertrain systems facility and two body & chassis systems facilities in the United States, approximately $7 million remains to be paid subsequent to 2012.

[b]	Europe

For the year ended December 31, 2012

As a result of continuing economic uncertainty in Europe, recent customer announcements related to plant closures, the profitability of certain facilities and the level of future booked business, management determined that restructuring would have to be completed in its traditional European markets in order to remain cost competitive over the long-term. As a result, during the fourth quarter of 2012, the Company recorded restructuring charges of $55 million [$53 million after tax] in Europe primarily at its exterior and interior systems and complete vehicle and engineering services operations.

Substantially all of these restructuring costs will be paid subsequent to 2012.

During the fourth quarter of 2012, the Company recorded long-lived asset impairment charges of $23 million [$22 million after tax] primarily related to exterior and interior systems facilities.

For the year ended December 31, 2011

During the third quarter of 2011, the Company sold an interior systems operation located in Germany and recorded a loss on disposal of $113 million. This operation, whose long-lived assets were substantially impaired in 2010, had a history of losses which were projected to continue throughout the business planning period. Under the terms of the 2011 sale arrangements [the “SPA”], the Company agreed to fund the buyer $67 million, to be satisfied with certain working capital items, cash and the assumption of certain liabilities. The remaining net assets of the operation of $26 million were assigned no value by the buyer and accordingly, were expensed as part of the total loss on disposal. Simultaneously, the Company reached a commercial settlement with one of the facility’s customers regarding the cancellation of certain production orders whereby the Company reimbursed the customer costs of $20 million.

Final settlement of the SPA did not occur during 2011 and in the fourth quarter of 2011 an additional $16 million was accrued in relation to the ongoing disputes with the purchaser bringing the total loss on disposal to $129 million.

As more fully described in note 6, on June 4, 2012, the Company re-acquired the above operation.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $14 million [$13 million after tax] related to various facilities in Europe.

During the fourth quarter of 2011, the Company recorded an $11 million charge related to the insolvency of Saab.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $16 million [$16 million after tax] related to an interior systems facility in Germany.

[c]	Rest of World

For the year ended December 31, 2010

During the first quarter of 2010, the Company sold its interest in an electronics systems joint venture in China for proceeds of $30 million and recognized a $14 million gain on disposal.

[d]	Corporate

For the year ended December 31, 2012

On August 31, 2012, the Company acquired the controlling 27% interest in the Magna E-Car Systems L.P. [“E-Car”] partnership from a company affiliated with the Stronach Group for cash consideration of $75 million. The purchase was reviewed, negotiated and approved by the Company’s independent directors with the benefit of independent legal advice from Fasken Martineau DuMoulin LLP, independent financial advice from TD Securities Inc. [“TD”] and an independent valuation prepared by PricewaterhouseCoopers LLP [“PwC”]. The purchase price represents the midpoint of the valuation range determined by PwC and TD delivered a fairness opinion to the independent directors to the effect that the transaction is fair, from a financial point of view, to the Company.

Prior to the acquisition, the Company held the remaining 73% non-controlling interest in E-Car and accounted for this investment using the equity method of accounting.

The incremental investment in E-Car was accounted for under the business acquisition method of accounting as a step acquisition. The estimated fair value of Magna’s partnership interest immediately before the closing date was $205 million, which resulted in the recognition of a non-cash gain of $153 million [$125 million after tax].

For the year ended December 31, 2011

During 2011, five excess corporate real estate assets were sold to entities associated with the Company’s Founder and Honorary Chairman, Mr. Stronach and/or the Company’s former Co-Chief Executive Officer, Siegfried Wolf. Based on the appraisals obtained by the former Corporate Governance and Compensation Committee, the appraised fair value range for the properties was less than their carrying value and, accordingly, the Company recorded a $9 million impairment charge in the first quarter of 2011. The sales were approved by the independent members of Magna’s Board of Directors based on the recommendations of the former Corporate Governance and Compensation Committee and were completed during 2011.

During the second quarter of 2011, the Company sold its 40% non-controlling interest in an equity accounted investment for proceeds of $151 million [Cdn$147 million] and recognized a $10 million gain on disposal.

For the year ended December 31, 2010

On August 31, 2010, following approval by the Company’s former Class A Subordinate Voting and Class B Shareholders, the Company completed a court-approved plan of arrangement [the “Arrangement”] in which its dual-class share structure was collapsed. In addition, the transaction: [i] set a declining fee schedule for the consulting, business development and business services contracts Magna has in place with its former Chairman, Frank Stronach and his affiliated entities and a termination date of December 31, 2014; and [ii] established a partnership with the Stronach Group to pursue opportunities in the vehicle electrification business.

E-Car, involved the engineering, development and integration of electric vehicles of any type, the development, testing and manufacturing of batteries and battery packs for hybrid and electric vehicles and all ancillary activities in connection with electric vehicle technologies. Magna’s original investment in the partnership included the assets of the Company’s recently established E-Car Systems vehicle electrification and battery business unit, certain other vehicle electrification assets, and $145 million in cash. On August 31, 2010, the Stronach Group invested $80 million in cash for a 27% controlling equity interest in the partnership, reducing Magna’s equity interest to 73%. The Company had no obligation to make additional investments in E-Car under the terms of the E-Car partnership agreement. For accounting purposes, the partnership was a variable interest entity. Magna was not considered the primary beneficiary; and as a result, the Company’s interest in E-Car was accounted for using the equity method. As a result of deconsolidating the E-Car partnership, the Company showed a reduction of cash of $91 million representing the cash in the partnership at August 31, 2010. In addition, the Company recorded its investment in E-Car at its fair value and recognized a $16 million gain in income.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE

4. EARNINGS PER SHARE

Earnings per share are computed as follows:

	2012	2011	2010

Basic earnings per Common or Class B Share:

Net income attributable to Magna International Inc.	$1,433	$1,018	$1,003

Average number of Common and Class B Shares outstanding during the year	232.4	239.3	230.0

Basic earnings per Common or Class B Share	$6.17	$4.26	$4.36

Diluted earnings per Common or Class B Share:

Net income attributable to Magna International Inc.	$1,433	$1,018	$1,003

Average number of Common and Class B Shares outstanding during the year	232.4	239.3	230.0
Adjustments
Stock options and restricted stock [a]	2.8	3.5	3.0

	235.2	242.8	233.0

Diluted earnings per Common or Class B Share	$6.09	$4.20	$4.30

[a]	Diluted earnings per Common or Class B Share exclude 2.3 million [2011 – 2.1 million; 2010 – 3.9 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”.

DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2012
DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

5. DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

[a]	Cash and cash equivalents consist of:

	2012	2011

Bank term deposits, bankers’ acceptances and government paper	$1,220	$968
Cash	302	357

	$1,522	$1,325

[b]	Items not involving current cash flows:

	2012	2011	2010

Depreciation and amortization	$801	$686	$656
Other non-cash charges	154	110	148
Amortization of other assets included in cost of goods sold	113	80	67
Deferred income taxes [note 11]	(46)	(76)	(17)
Equity income	(151)	(121)	(132)
Non-cash portion of Other (income) expense, net [note 3]	(163)	147	7

	$708	$826	$729

[c]	Changes in non-cash operating assets and liabilities:

	2012	2011	2010

Accounts receivable	$(46)	$(909)	$(589)
Inventories	(315)	(282)	(164)
Prepaid expenses and other	36	(49)	(9)
Accounts payable	249	475	550
Accrued salaries and wages	37	80	93
Other accrued liabilities	97	87	65
Income taxes (payable) receivable	16	(29)	203
Deferred revenue	(2)	(4)	(3)

	$72	$(631)	$146

BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2012
BUSINESS ACQUISITIONS

6. BUSINESS ACQUISITIONS

Acquisitions in the year ended December 31, 2012

[i]	BDW Technology Group

In January 2012, the Company acquired BDW technologies group, a structural casting supplier of aluminium components, which has operations in Germany, Poland and Hungary. The acquired business has sales primarily to Volkswagen, Audi, Porsche, Mercedes-Benz, Ferrari and ZF.

[ii]	Interior Systems

As more fully described in note 3, during the third quarter of 2011 the Company sold an interior systems operation [the “Business”] located in Germany. Subsequent to disposal, the Business continued to incur significant financial losses. By the end of the first quarter of 2012, the Business was experiencing severe liquidity issues. Although the Company had no legal obligation to do so, in light of customer relationship issues and other relevant considerations, on June 4, 2012, the Company re-acquired the Business. This acquisition resulted in acquired cash of $19 million [net of $1 million cash paid].

As part of the acquisition, the Company was able to obtain some pricing concessions from a majority of the Business’ customers. However, the Business is still expected to incur significant losses over the next three years.

[iii]	Magna E-Car Systems LP

As more fully described in note 3, on August 31, 2012 the Company acquired the controlling 27% interest in the E-Car partnership for cash consideration of $56 million [net of $19 million cash acquired]. The incremental investment in E-Car was accounted for under the business acquisition method of accounting as a step acquisition which requires that all assets acquired and liabilities of E-Car be measured at fair value.

The preliminary purchase equation allocated $210 million to intangible assets which are primarily technology based intangibles. Given the continuing uncertainties regarding the timing and magnitude of a viable electric vehicle industry, competing electric vehicle technologies, significantly larger competitors, and other factors, the Company has determined that the intangible assets should be amortized on a straight-line basis over the period ending December 31, 2013.

[iv]	STT Technologies Inc.

As more fully described in note 3, on October 26, 2012 the Company acquired the remaining 50% interest in STT for cash considerations of $42 million [net of $13 million cash acquired]. The incremental investment in STT required that all assets acquired and liabilities of STT be measured at fair value. This transaction also resulted in $58 million of goodwill recorded.

[v]	ixetic Verwaltungs GmbH

In December 2012, the Company acquired ixetic Verwaltungs GmbH [“ixetic”], a manufacturer of automotive vacuum, engine and transmission pumps, which has operations in Germany, Bulgaria and China as well as representation in Brazil, India, Japan and the United States. The purchase price was $395 million [net of $64 million cash acquired] resulting in $169 million of goodwill. The acquired business has sales primarily to BMW, Daimler, Volkswagen, Schaeffler, ZF, Ford, Chrysler, Renault-Nissan and Toyota.

The preliminary purchase equations for these acquisitions are as follows:

	BDW	E-Car	STT	ixetic	Other	Total

Cash	$11	$19	$13	$64	$20	$127
Non-cash working capital	(122)	(48)	9	54	(22)	(129)
Investments	—	—	—	3	—	3
Fixed assets	188	87	30	186	10	501
Goodwill, net	32	16	58	169	14	289
Other assets	17	9	—	68	—	94
Purchase intangibles	—	210	5	—	—	215
Long-term employee benefit liabilities	—	(2)	—	(45)	(2)	(49)
Long-term debt	(24)	—	—	(1)	—	(25)
Other long-term liabilities	(35)	—	—	—	—	(35)
Deferred tax liabilities	(23)	—	(5)	(39)	(1)	(68)
Non-controlling interests	—	(11)	—	—	—	(11)

Fair value of net assets	44	280	110	459	19	912
Less: Carrying value of Magna’s equity accounted investment	—	(52)	(20)	—	—	(72)
Gain on re-measurement	—	(153)	(35)	—	—	(188)

Consideration paid	44	75	55	459	19	652
Less: Cash acquired	(11)	(19)	(13)	(64)	(20)	(127)

Net cash outflow	$33	$56	$42	$395	$(1)	$525

The purchase price allocations for these acquisitions are preliminary and adjustments to the allocations may occur as a result of obtaining more information regarding asset valuations.

Acquisitions in the year ended December 31, 2011

In December 2011, the Company acquired ThyssenKrupp Automotive Systems Industrial do Brasil Ltda, which consists of four manufacturing facilities in Brazil that assemble chassis structural components and modules. The acquired business has sales to Ford, Fiat, Renault-Nissan, Honda and PSA.

In August 2011, the Company acquired Grenville Castings Ltd., a structural casting supplier of aluminum components located in Canada. The acquired business has sales primarily to Ford and General Motors.

In June 2011, the Company acquired Continental Plastics Co., a supplier of interior products, mainly door panel and seat back assemblies. The acquired business is located in the United States with sales primarily to General Motors.

In May 2011, the Company acquired a 51% interest in Wuhu Youth Tongyang Auto Plastic Parts Co., Ltd., a supplier of exterior products, mainly front and rear bumpers. The acquired business is located in China with sales primarily to Chery Automobile Co. Ltd.

In January 2011, the Company acquired Automobiltechnik Dürbheim, a manufacturer of tapping plates which assist in the fastening of bolts. The acquired business is located in Germany and has sales to various OEMs.

The total consideration for these acquisitions was $157 million, consisting of $120 million paid in cash [net of cash acquired] and $37 million of assumed debt.

The net effect of the acquisitions on the Company’s 2011 consolidated balance sheet were increases in non-cash working capital of $35 million, fixed assets of $95 million, goodwill of $29 million, deferred tax assets of $6 million, other long-term liabilities of $28 million, and non-controlling interest of $7 million.

The impact of finalizing the 2011 acquisitions in 2012 was insignificant to the 2012 consolidated financial statements.

Acquisitions in the year ended December 31, 2010

In December 2010, Magna completed the following acquisitions:

[a]	Resil Minas, a supplier of seat frames and stampings. The acquired business is primarily located in Brazil with sales to various customers, including Fiat, Ford, General Motors, Volkswagen, IVECO and PSA.

[b]	Pabsa S.A., a supplier of complete seats, foam products, trim covers and seat structures. The acquired business has three production facilities in Argentina.

[c]	Erhard & Söhne GmbH, a manufacturer of fuel tanks for commercial vehicles and other specialty tanks. The acquired business is located in Germany and has sales to various customers including MAN, Daimler and Scania.

The total consideration for these acquisitions and certain other acquisitions was $120 million, consisting of $106 million paid in cash [net of cash acquired] and $14 million of assumed debt.

The net effect of the acquisitions on the Company’s 2010 consolidated balance sheet was a decrease in non-cash working capital of $45 million, increases in fixed assets of $69 million, goodwill of $68 million, deferred tax assets of $4 million, other assets of $40 million, other long-term liabilities of $5 million, deferred tax liabilities of $8 million, and non-controlling interest of $3 million. The impact of finalizing the 2010 acquisitions in 2011 was insignificant to the 2011 consolidated financial statements.

Pro forma impact [unaudited]

If the acquisitions completed during 2012 and 2011 occurred on January 1, 2011, the Company’s pro forma consolidated sales for the year ended December 31, 2012 would have been $31.5 billion [2011 – $30.0 billion] and the unaudited pro forma consolidated net income would have been $1.4 billion [2011 – $0.9 billion].

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES

7. INVENTORIES

Inventories consist of:

	2012	2011

Raw materials and supplies	$911	$800
Work-in-process	260	229
Finished goods	283	253
Tooling and engineering	1,058	763

	$2,512	$2,045

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.

INVESTMENTS	12 Months Ended
Dec. 31, 2012
INVESTMENTS

8. INVESTMENTS

[a]	At December 31, 2012, the Company held Canadian third party ABCP with a face value of Cdn$107 million [2011 – Cdn$125 million]. These investments did not settle at the scheduled maturity during the third quarter of 2007 due to ABCP market liquidity issues, and as a result the Company reclassified its ABCP to long-term investments from cash and cash equivalents.

On January 16, 2009, a restructuring plan was finalized and restructuring Notes [the “Notes”] were issued in exchange for existing investments. The Notes issued included: [i] notes in a Master Trust (MAV2 – A Notes), which were rated A by DBRS with a face amount value of Cdn$102 million; [ii] subordinate notes (MAV2 – B and C Notes) which were unrated with a face amount value of Cdn$9 million; and [iii] various tracking notes which were issued in exchange for assets deemed ineligible for inclusion in the Master Trust with a face amount value of Cdn$23 million. The criteria for eligibility into the Master Trust included credit quality, an expected return of the assets and arrangements with individual asset providers. The performance of the tracking notes is tied directly to actual performance of the specific assets.

The following is a continuity of the Company’s investment in ABCP:

	2012	2011	2010

Balance, beginning of year	$82	$84	$85
Valuation adjustment [i]	15	—	—
Cash receipts	(9)	—	(5)
Foreign exchange and other	2	(2)	4

	$90	$82	$84

[i]	The carrying value of this investment was based on a valuation technique estimating the fair value from the perspective of a market participant. For the year ended December 31, 2012, the Company recorded a $15 million increase in the carrying value of its investment in ABCP in selling, general and administrative expense, due to a reduction of the spread between the anticipated return on the restructured notes and current market indices.

[b]	The Company’s net income includes the proportionate share of net income or loss of its equity method investees. When a proportionate share of net income is recorded, it increases equity income in the consolidated statements of income and the carrying value of those investments. Conversely, when a proportionate share of a net loss is recorded, it decreases equity income in the consolidated statements of income and the carrying value of those investments. The following is the Company’s combined proportionate share of the major components of the financial statements of the entities in which the Company accounts for using the equity method:

Balance Sheets

	2012	2011

Current assets	$344	$389

Long-term assets	$74	$173

Current liabilities	$150	$203

Long-term liabilities	$60	$58

Statements of Income

	2012	2011	2010

Sales	$967	$881	$698
Cost of goods sold, expenses and income taxes	814	805	580

Net income	$153	$76	$118

Sales to equity method investees were approximately $171 million, $76 million and $18 million in 2012, 2011 and 2010, respectively.

FIXED ASSETS	12 Months Ended
Dec. 31, 2012
FIXED ASSETS

9. FIXED ASSETS

Fixed assets consist of:

	2012	2011

Cost
Land	$238	$199
Buildings	1,513	1,195
Machinery and equipment	11,047	9,475

	12,798	10,869

Accumulated depreciation
Buildings	(541)	(453)
Machinery and equipment	(6,984)	(6,180)

	$5,273	$4,236

Included in the cost of fixed assets above are construction in progress expenditures of $939 million [2011 – $842 million] that have not been depreciated.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL

10. GOODWILL

The following is a continuity of the Company’s goodwill by segment:

	North America	Europe	Rest of World	Total

Balance, December 31, 2010	$651	$402	$141	$1,194
Acquisitions [note 6]	2	2	25	29
Foreign exchange and other	(9)	(12)	(6)	(27)

Balance, December 31, 2011	644	392	160	1,196
Acquisitions [note 6]	75	206	8	289
Foreign exchange and other	(18)	13	(7)	(12)

Balance, December 31, 2012	$701	$611	$161	$1,473

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

11. INCOME TAXES

[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2012	2011	2010

Canadian statutory income tax rate	26.5%	28.3%	31.0%
Manufacturing and processing profits deduction	(0.7)	(0.8)	(0.6)
Foreign rate differentials	(1.5)	(2.0)	(4.2)
Losses not benefited	5.8	11.4	3.3
Utilization of losses previously not benefited	(0.3)	(10.2)	(9.4)
Earnings of equity accounted investees	(1.2)	(1.6)	(2.2)
Investment tax credits	(2.3)	(1.6)	(1.3)
Valuation allowance on deferred tax assets [i]	(5.0)	(6.5)	(0.3)
Re-measurement gains	(1.1)	—	—
Other	(1.7)	(0.4)	(0.1)

Effective income tax rate	18.5%	16.6%	16.2%

[i]	Accounting standards require that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a more-likely-than-not recognition threshold. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income and tax planning strategies that could be implemented to realize the deferred tax assets.

For the year ended December 31, 2012

The Company had valuation allowances against its deferred tax assets in the United Kingdom and Germany. These valuation allowances were required based on historical losses and uncertainty as to the timing of when the Company would be able to generate the necessary level of earnings to recover these deferred tax assets. Over the past few years, certain divisions in the United Kingdom have delivered sustained profits. Based on financial forecasts and continued anticipated growth, the Company released a portion of the valuation allowance set up against its deferred tax assets in the United Kingdom. The BDW and ixetic acquisitions in 2012 have allowed the Company to release a portion of the valuation allowance set up against its German deferred tax assets, during the fourth quarter of 2012. Additionally, during the fourth quarter of 2012, the Company has released a portion of its valuation allowances in Mexico and China, which were partially offset by a new valuation allowance against all of its deferred tax assets in Brazil. The net effect of all of these valuation allowance releases is $89 million.

For the year ended December 31, 2011

The Company had valuation allowances against all of its deferred tax assets in the United States. The U.S. valuation allowances were required based on historical losses and uncertainty as to the timing of when the Company would be able to generate the necessary level of earnings to recover these deferred tax assets. During 2010 and 2011, the Company’s United States operations delivered sustained profits. Based on financial forecasts and the continued anticipated growth for the U.S. market, the Company released $78 million of the U.S. valuation allowances in the fourth quarter of 2011. As at December 31, 2012, the Company has remaining U.S. valuation allowances of $94 million, relating to deferred tax assets with restrictions on their usability.

[b]	The details of income before income taxes by jurisdiction are as follows:

	2012	2011	2010

Canadian	$996	$710	$497
Foreign	754	507	700

	$1,750	$1,217	$1,197

[c]	The details of the income tax provision (recovery) are as follows:

	2012	2011	2010

Current
Canadian	$170	$115	$73
Foreign	200	163	138

	370	278	211

Deferred
Canadian	(6)	7	11
Foreign	(40)	(83)	(28)

	(46)	(76)	(17)

	$324	$202	$194

[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2012	2011	2010

Tax depreciation greater (less) than book depreciation	$13	$51	$(13)
Book amortization less than (in excess of) tax amortization	16	—	(20)
Liabilities currently not deductible for tax	(29)	(28)	(27)
Net tax losses (benefited) utilized	(11)	(37)	48
Change in valuation allowance on deferred tax assets	(89)	(78)	(3)
Net tax credits utilized	53	24	—
Other	1	(8)	(2)

	$(46)	$(76)	$(17)

[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2012	2011

Assets
Tax benefit of loss carryforwards	$628	$527
Liabilities currently not deductible for tax	263	219
Tax credit carryforwards	35	73
Unrealized loss on cash flow hedges and retirement liabilities	48	51

	974	870
Valuation allowance against tax benefit of loss carryforwards	(504)	(454)
Other valuation allowance	(45)	(103)

	425	313

Liabilities
Tax depreciation in excess of book depreciation	199	135
Other assets book value in excess of tax value	77	20
Unrealized gain on cash flow hedges and retirement liabilities	19	8
Other	30	—

	325	163

Net deferred tax assets	$100	$150

The net deferred tax assets are presented on the consolidated balance sheet in the following categories:

	2012	2011

Current deferred tax assets	$170	$206
Current deferred tax liabilities	(19)	(44)
Long-term deferred tax assets	90	69
Long-term deferred tax liabilities	(141)	(81)

	$100	$150

[f]	Income taxes paid in cash (net of refunds) were $347 million for the year ended December 31, 2012 [2011 – $304 million; 2010 – $(6) million].

[g]	As at December 31, 2012, the Company had domestic and foreign operating loss carryforwards of $2.08 billion and tax credit carryforwards of $35 million. Approximately $1.11 billion of the operating losses can be carried forward indefinitely. The remaining operating losses and tax credit carryforwards expire between 2013 and 2032.

[h]	As at December 31, 2012 and 2011, the Company’s gross unrecognized tax benefits were $279 million and $252 million, respectively [excluding interest and penalties], of which $240 million and $222 million, respectively, if recognized, would affect the Company’s effective tax rate. The gross unrecognized tax benefits differ from the amount that would affect the Company’s effective tax rate due primarily to the impact of the valuation allowance on deferred tax assets. A summary of the changes in gross unrecognized tax benefits is as follows:

	2012	2011

Balance, beginning of year	$252	$257
Additions based on tax positions related to current year	68	14
(Reductions)/additions based on tax positions of prior years	(31)	13
Settlements	(10)	(12)
Statute expirations	(5)	(16)
Foreign currency translation	5	(4)

	$279	$252

The Company recognizes interest and penalties with respect to unrecognized tax benefits as income tax expense. As at December 31, 2012 and 2011, the Company has recorded interest and penalties, on the unrecognized tax benefits, of $49 million and $42 million, respectively. During the year ended December 31, 2012, the Company recorded a tax expense related to changes in its reserves for interest and penalties of $7 million.

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign tax authorities. During the next twelve months, it is reasonably possible that, as a result of audit settlements, the conclusion of current examinations and the expiration of the statute of limitations in several jurisdictions, the Company may decrease the amount of its gross unrecognized tax benefits [including interest and penalties] by approximately $155 million, of which $140 million, if recognized, would affect its effective tax rate.

The Company considers its significant tax jurisdictions to include Canada, the United States, Austria, Germany and Mexico. The Company remains subject to income tax examination in Germany for years after 2002, Canada for years after 2004, Austria for years after 2005, Mexico for years after 2006, and in the U.S. federal jurisdiction for years after 2007.

OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS

12. OTHER ASSETS

Other assets consist of:

	2012	2011

Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$297	$301
Long-term receivables [note 20]	95	176
Patents and licenses, net	34	30
Unrealized gain on cash flow hedges [note 20]	32	15
E-Car intangible [note 6]	158	—
Other, net [note 6]	137	72

	$753	$594

WARRANTY	12 Months Ended
Dec. 31, 2012
WARRANTY

13. WARRANTY

The following is a continuity of the Company’s warranty accruals:

	2012	2011	2010

Balance, beginning of year	$76	$68	$75
Expense, net	43	46	32
Settlements	(46)	(38)	(37)
Acquisitions [note 6]	17	—	—
Foreign exchange and other	4	—	(2)

	$94	$76	$68

DEBT AND COMMITMENTS	12 Months Ended
Dec. 31, 2012
DEBT AND COMMITMENTS

14. DEBT AND COMMITMENTS

[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2012	2011

Bank term debt at a weighted average interest rate of approximately 8.0% [2011 - 9.4%], denominated primarily in Chinese renminbi and Brazilian real	$268	$137
Government loans at a weighted average interest rate of approximately 5.4% [2011 - 5.8%], denominated primarily in euros	15	18
Other	78	42

	361	197
Less due within one year	249	151

	$112	$46

[b]	Future principal repayments on long-term debt are estimated to be as follows:

2013	$249
2014	24
2015	31
2016	16
2017	16
Thereafter	25

$361

[c]	On July 8, 2011, the Company entered into a four-year revolving credit facility in the amount of $2.25 billion. The facility, which matures on July 8, 2015, replaces a $2.0 billion revolving credit facility that was set to expire on July 31, 2012. The facility includes a $100 million Asian tranche and a tranche for Canada, U.S., and Europe, which is fully transferable between jurisdictions and can be drawn in U.S. dollars, Canadian dollars or euros.

[d]	Interest expense (income), net includes:

	2012	2011	2010

Interest expense
Current	$27	$16	$9
Long-term	7	3	2

	34	19	11
Interest income	(18)	(25)	(22)

Interest expense (income), net	$16	$(6)	$(11)

[e]	Interest paid in cash was $32 million for the year ended December 31, 2012 [2011 – $19 million; 2010 – $11 million].

[f]	At December 31, 2012, the Company had commitments under operating leases requiring annual rental payments as follows:

Total

2013	$318
2014	287
2015	256
2016	233
2017	204
Thereafter	336

$1,634

LONG-TERM EMPLOYEE BENEFIT LIABILITIES	12 Months Ended
Dec. 31, 2012
LONG-TERM EMPLOYEE BENEFIT LIABILITIES

15. LONG-TERM EMPLOYEE BENEFIT LIABILITIES

Long-term employee benefit liabilities consist of:

	2012	2011	2010

Defined benefit pension plans and other [a]	$230	$143	$97
Termination and long service arrangements [b]	286	229	212
Retirement medical benefits plans [c]	39	37	34
Other long-term employee benefits	5	10	13

Long-term employee benefit obligations	$560	$419	$356

[a]	Defined benefit pension plans

The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2012	2011	2010

Projected benefit obligation
Discount rate	4.1%	4.7%	5.5%
Rate of compensation increase	2.8%	2.8%	2.6%

Net periodic benefit cost
Discount rate	4.7%	5.2%	5.9%
Rate of compensation increase	2.8%	2.7%	3.5%
Expected return on plan assets	7.0%	7.1%	7.7%

Information about the Company’s defined benefit pension plans is as follows:

	2012	2011	2010

Projected benefit obligation
Beginning of year	$403	$352	$330
Current service cost	12	11	11
Interest cost	19	19	18
Actuarial losses (gains) and changes in actuarial assumptions	50	42	(5)
Benefits paid	(19)	(14)	(17)
Special termination benefit	—	1	8
Acquisition	49	—	5
Divestitures	—	(3)	—
Currency translation	6	(5)	2

End of year	520	403	352

Plan assets at fair value
Beginning of year	259	253	218
Return on plan assets	26	—	25
Employer contributions	19	24	21
Benefits paid	(19)	(14)	(15)
Currency translation	3	(4)	4

End of year	288	259	253

Ending funded status	$232	$144	$99

	2012	2011	2010

Amounts recorded in the consolidated balance sheet
Non-current asset	$—	$(1)	$—
Current liability	2	2	2
Non-current liability	230	143	97

Net amount	$232	$144	$99

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(142)	$(101)	$(42)

Net periodic benefit cost
Current service cost	$12	$11	$11
Interest cost	19	19	18
Return on plan assets	(19)	(19)	(17)
Actuarial losses	3	1	2
Special termination benefit	—	1	8

Net periodic benefit cost	$15	$13	$22

[b]	Termination and long service arrangements

Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service.

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2012	2011	2010

Discount rate	4.2%	5.4%	4.9%
Rate of compensation increase	3.9%	4.0%	3.9%

Information about the Company’s termination and long service arrangements is as follows:

	2012	2011	2010

Projected benefit obligation
Beginning of year	$237	$220	$190
Current service cost	15	14	13
Interest cost	12	10	11
Actuarial losses and changes in actuarial assumptions	41	14	33
Benefits paid	(12)	(11)	(12)
Curtailment	(4)	—	—
Divestitures	—	—	(3)
Currency translation	7	(10)	(12)

Ending funded status	$296	$237	$220

Amounts recorded in the consolidated balance sheet
Current liability	$10	$8	$8
Non-current liability	286	229	212

Net amount	$296	$237	$220

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(73)	$(45)	$(41)

Net periodic benefit cost
Current service cost	$15	$14	$13
Interest cost	12	10	11
Actuarial losses	12	6	5

Net periodic benefit cost	$39	$30	$29

[c]	Retirement medical benefits plans

The Company sponsors a number of retirement medical plans which were assumed on certain acquisitions in prior years. These plans are frozen to new employees and incur no current service costs.

In addition, the Company sponsors a retirement medical benefits plan that was amended during 2009 such that substantially all employees retiring on or after August 1, 2009 will no longer participate in the plan.

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2012	2011	2010

Retirement medical benefit obligations	3.6%	4.2%	5.4%
Net periodic benefit cost	4.2%	5.4%	5.7%
Health care cost inflation	8.0%	9.2%	9.2%

Information about the Company’s retirement medical benefits plans are as follows:

	2012	2011	2010

Projected benefit obligation
Beginning of year	$39	$36	$36
Interest cost	2	2	2
Actuarial losses and changes in actuarial assumptions	3	4	1
Benefits paid	(3)	(3)	(3)

Ending funded status	$41	$39	$36

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	39	37	34

Net amount	$41	$39	$36

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$3	$3	$4
Unrecognized actuarial gains	8	12	18

Total accumulated other comprehensive income	$11	$15	$22

Net periodic benefit cost
Interest cost	$2	$2	$2
Actuarial gains	(1)	(1)	(1)
Past service cost amortization	—	(1)	—

Net periodic benefit cost	$1	$—	$1

The effect of a one-percentage point increase or decrease in health care trend rates would not have a significant impact on the Company’s income.

[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2013	$30	$10	$2	$42

Expected benefit payments:
2013	$17	$10	$2	$29
2014	15	10	2	27
2015	16	11	2	29
2016	16	12	3	31
2017	17	13	3	33
Thereafter	93	95	12	200

	$174	$151	$24	$349

[e]	Plan assets

The asset allocation of the Company’s defined benefit pension plans at December 31, 2012 and 2011, and the target allocation for 2013 is as follows:

	2013	2012	2011

Equity securities	55-75%	57%	60%
Fixed income securities	25-45%	42%	39%
Cash and cash equivalents	0-15%	1%	1%

	100%	100%	100%

The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES

16. OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of:

	2012	2011

Long-term portion of income taxes payable	$94	$119
Asset retirement obligation	39	36
Long-term portion of fair value of hedges [note 20]	10	41
Deferred revenue	11	11

	$154	$207

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION

17. STOCK-BASED COMPENSATION

[a]	Incentive Stock Option Plan

The Company currently has two incentive stock option plans in effect: [a] the 2009 Stock Option Plan, which was adopted by the Company’s shareholders on May 6, 2010; and [b] the Amended and Restated Incentive Stock Option Plan [the “1987 Stock Option Plan”], which was adopted by shareholders on December 10, 1987, and subsequently amended on May 18, 2000 and May 10, 2007.

Upon adoption of the 2009 Plan, new grants under the 1987 Plan were frozen, but all outstanding options were permitted to continue to vest and be exercisable in accordance with their terms.

2009 Stock Option Plan

Under the 2009 Stock Option Plan, the Company may grant options to purchase Common Shares to full-time employees and consultants of the Company and its subsidiaries. The maximum number of shares that can be reserved for issuance under the option plan is 16,000,000 shares. The number of shares available to be granted at December 31, 2012 was 8,457,666 [2011 – 9,770,666]. All options granted are for terms of up to seven years from the grant date. Options issued under the 2009 Option Plan to employees and consultants generally vest as to one-third on each of the first three anniversaries of the date of grant. Options issued to outside directors vest on the first anniversary of the date of grant. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant.

1987 Stock Option Plan

The Company previously granted options to purchase Common Shares to full-time employees, outside directors or consultants of the Company under the 1987 Stock Option Plan. Upon shareholder approval of the Company’s 2009 Stock Option Plan, the 1987 Stock Option Plan was terminated such that no future grants could be made, but previously granted options would continue to vest and be exercisable in accordance with their original terms of grant. All options granted under the 1987 Stock Option Plan are for terms of up to seven years from the grant date, except for the options granted prior to December 2003, which were generally for terms of up to 10 years from the grant date. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant or modification.

The following is a continuity schedule of options outstanding [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options	Weighted average exercise price		Number of options exercisable

Outstanding at December 31, 2009	7,150,544	Cdn$	34.26	4,988,544
Granted	6,341,000		34.04	—
Exercised	(1,504,616)		34.31	(1,504,616)
Cancelled [i]	(844,478)		33.04	(844,478)
Vested	—		—	722,666

Outstanding at December 31, 2010	11,142,450	Cdn$	34.22	3,362,116
Exercised [ii]	(2,737,253)		33.28	(2,737,253)
Cancelled	(1,537,830)		48.86	(1,426,164)
Vested	—		—	2,868,001

Outstanding at December 31, 2011	6,867,367	Cdn$	31.54	2,066,700
Granted	1,389,000		48.22	—
Exercised [iii]	(1,525,159)		28.46	(1,525,159)
Cancelled	(107,966)		53.14	(58,967)
Vested	—		—	2,745,000

Outstanding at December 31, 2012	6,623,242	Cdn$	35.39	3,227,574

The total intrinsic value of options exercised during 2012 was $6 million [2011 - $19 million; 2010 - $14 million].

[i]	On August 19, 2010, options to acquire 243,000 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $4 million and was charged to contributed surplus.

On November 8, 2010, options to acquire 386,666 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $8 million and was charged to contributed surplus.

[ii]	On June 22, 2011, the Company’s Honorary Chairman and Founder, Mr. Stronach, exercised 1,083,333 options on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $25 million were made to Mr. Stronach.

On July 13, 2011, 200,001 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $5 million were made to the stock option holder.

[iii]	On February 26, 2012, 200,000 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $4 million were made to the stock option holder.

On August 16, 2012, Mr. Stronach exercised 900,001 options on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $15 million were made to Mr. Stronach.

All cash payments were calculated using the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the Toronto Stock Exchange [“TSX”] on the date of exercise and the aggregate Exercise Price of all such options surrendered.

At December 31, 2012, the outstanding options consist of [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options		Remaining contractual life [years]	Number of options exercisable
$15 to $20		986,868	3.2		986,868
$25 to $30		3,050,032	4.2		1,400,032
$35 to $40		60,000	4.0		60,000
$40 to $45		27,342	0.5		27,342
$45 to $50		1,384,000	2.8		10,000
$50 to $55		1,115,000	5.0		743,332

		6,623,242			3,227,574

Weighted average exercise price	Cdn$	35.39		Cdn$	30.93

Weighted average life remaining [years]		4.54			4.00

Aggregate intrinsic value at December 31, 2012		$93			$60

The weighted average assumptions used in measuring the fair value of stock options granted or modified are as follows:

	2012	2011	2010

Risk-free interest rate	2.23%	—	2.26%
Expected dividend yield	2.00%	—	2.00%
Expected volatility	43%	—	35%
Expected time until exercise	4.5 years	—	4 years

Weighted average fair value of options granted or modified in year [Cdn$]	$15.37	$—	$10.00

[b]	Long-term retention program

The Company awarded certain executives an entitlement to Common Shares in the form of restricted stock. Such shares become available to the executives, subject to acceleration on death or disability, after an approximate four-year holding period, provided certain conditions are met, and are to be released in equal amounts over a 10-year period, subject to forfeiture under certain circumstances. The stock that has not been released to the executives is reflected as a reduction in the stated value of the Company’s Common Shares.

The following is a continuity of the stock that has not been released to the executives and is reflected as a reduction in the stated value of the Company’s Common Shares [number of Common Shares in the table below are expressed in whole numbers]:

	Number of shares	Stated value

Awarded and not released, December 31, 2009	1,371,978	$45
Release of restricted stock	(189,242)	(5)

Awarded and not released, December 31, 2010	1,182,736	40
Release of restricted stock	(156,432)	(5)

Awarded and not released, December 31, 2011	1,026,304	35
Release of restricted stock	(143,316)	(5)

Awarded and not released, December 31, 2012	882,988	$30

[c]	Restricted stock unit program

In a number of different circumstances, the Company awarded restricted stock units [“RSUs”] to certain executives and other employees as part of the Company’s compensation program. These RSUs are notional units, each of which is equivalent to one Magna Common Share. In most cases, the RSUs are redeemable solely at the Company’s option, either by delivery of the specified number of Common Shares or the cash value on the redemption date [based on the 20-day weighted average trading price]. Redemption of the RSUs generally occurs on December 15 of the second year after the date of grant, subject to earlier redemption or cancellation in specified circumstances. In some cases, RSUs are subject to vesting and other conditions and quarterly dividend equivalents are paid to the grantees.

The Company maintains a Non-Employee Director Share-Based Compensation Plan [“DSU”] which governs the portion of the annual retainer payable to Independent Directors which is deferred in the form of DSUs. Pursuant to a Board resolution effective January 1, 2008, 60% of the annual retainer for all of the Independent Directors is automatically payable in the form of DSUs. Additionally, each Independent Director may annually elect to defer up to 100% [in increments of 25%] of his or her total annual cash compensation from Magna [including Board and committee retainers, meeting attendance fees, work and travel day payments and written resolution fees]. The amounts deferred in the DSU Plan are reflected in DSUs allocated under the DSU Plan. These DSUs are notional units, the value of which reflects, and increases or decreases in direct relation to, the New York Stock Exchange [“NYSE”] market price of Magna Common Shares. Dividend equivalents are credited on DSUs at the times and in the amounts of dividends that are declared and paid on Magna’s Common Shares. All DSUs are fully vested on the date allocated to an Independent Director under the DSU Plan.

The following is a continuity schedule of restricted stock unit programs outstanding [number of stock units in the table below are expressed in whole numbers]:

	Equity classified RSUs	Liability classified RSUs	Liability classified DSUs	Total

Outstanding at December 31, 2009	184,084	12,272	153,013	349,369
Granted	20,940	26,000	40,954	87,894
Dividend equivalents	946	391	1,758	3,095
Redeemed	(24,238)	(4,421)	(9,377)	(38,036)

Outstanding at December 31, 2010	181,732	34,242	186,348	402,322
Granted	208,458	4,150	22,669	235,277
Dividend equivalents	2,022	946	4,696	7,664
Redeemed	(24,486)	(9,532)	(15,267)	(49,285)

Outstanding at December 31, 2011	367,726	29,806	198,446	595,978
Granted	320,131	15,364	37,456	372,951
Dividend equivalents	1,895	1,133	5,145	8,173
Redeemed	(84,322)	(26,204)	(34,124)	(144,650)

Outstanding at December 31, 2012	605,430	20,099	206,923	832,452

[d]	Compensation expense related to stock-based compensation

Stock-based compensation expense recorded in selling, general and administrative expenses related to the above programs is as follows:

	2012	2011	2010

Incentive Stock Option Plan [i]	$19	$21	$43
Long-term retention	5	7	9
Restricted stock unit	14	6	1

	38	34	53

Fair value adjustment for liability classified DSUs	4	(3)	4

Incentive Stock Option Plan	$42	$31	$57

[i]	During 2010, option agreements with three departing executives were modified resulting in a one-time charge to compensation expense of $20 million. These charges represent the fair value of the options at the date of modification net of originally measured compensation cost which was reversed.

COMMON SHARES	12 Months Ended
Dec. 31, 2012
COMMON SHARES

18. COMMON SHARES

[a]	At December 31, 2012, the Company’s authorized, issued and outstanding Common Shares are as follows:

Preference shares – issuable in series –

The Company’s authorized Common Shares include 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.

Common Shares and Class B Shares –

In accordance with the Arrangement [note 18[c]], Magna’s Articles were amended to remove the Class B Shares from the authorized capital and to make non-substantive consequential changes to its Articles, including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares.

Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.

[ii]	Each share shall participate equally as to dividends.

[b]	On November 9, 2010, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase of up to 8,000,000 Magna Common Shares [the “2010 Bid”]. The 2010 Bid commenced on November 11, 2010 and terminated on November 10, 2011 pursuant to which the Company purchased 8,000,000 shares.

On November 9, 2011, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 12,000,000 Magna Common Shares [the “2011 Bid”], representing 5.1% of the Company’s public float of Common Shares. The 2011 Bid commenced on November 11, 2011 and terminated on November 10, 2012 pursuant to which the Company purchased 3,668,430 shares.

On November 9, 2012, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 12,000,000 Magna Common Shares [the “2012 Bid”], representing 5.2% of the Company’s public float of Common Shares. The Bid commenced on November 13, 2012 and will terminate no later than November 12, 2013. As at December 31, 2012, the Company has purchased 427,402 shares.

During 2012, the Company purchased for cancellation 895,032 [2011 – 10,747,300] Common Shares under the 2011 and 2012 Bids for cash consideration of $39 million [2011 – $407 million].

All purchases of Common Shares are made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases may also be made on the NYSE in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

[c]	As more fully described in note 3, the Company completed an arrangement in which its dual-class share structure was collapsed. The Company purchased for cancellation all 1,453,658 outstanding Class B Shares, which were held indirectly by the Stronach Group, for $300 million in cash and 18.0 million newly issued Class A Subordinate Voting Shares. The newly issued shares held indirectly by the Stronach Group represented an equal equity ownership and voting interest of 7.4% as of August 31, 2010. The costs related to the Arrangement were $10 million, net of tax.

In addition, Magna’s Articles were amended to remove the Class B Shares from the authorized capital and to make non-substantive consequential changes, including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares.

[d]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 7, 2013 were exercised or converted:

Common Shares	233,839,998
Stock options [note 17]	6,535,694

240,375,692

ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME

19. ACCUMULATED OTHER COMPREHENSIVE INCOME

The following is a continuity schedule of accumulated other comprehensive income:

	2012	2011	2010

Accumulated net unrealized gain on translation of net investment in foreign operations
Balance, beginning of year	$547	$759	$742
Net unrealized gain (loss)	86	(171)	20
Repurchase of shares under normal course issuer bids [note 18]	(4)	(41)	(3)

Balance, end of year	629	547	759

Accumulated net unrealized gain (loss) on cash flow hedges [a]
Balance, beginning of year	(23)	40	(13)
Net unrealized gain (loss)	75	(41)	80
Reclassification of net gain to net income	(18)	(22)	(27)

Balance, end of year	34	(23)	40

Accumulated net unrealized gain on available-for-sale investments
Balance, beginning of year	5	11	—
Net unrealized (loss) gain	(4)	(6)	11

Balance, end of year	1	5	11

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(107)	(58)	(44)
Net unrealized loss	(72)	(52)	(18)
Reclassification of net loss to net income	11	3	4

Balance, end of year	(168)	(107)	(58)

Total accumulated other comprehensive income [c]	$496	$422	$752

[a]	The amount of income tax (obligation) benefit that has been netted in the accumulated net unrealized gain (loss) on cash flow hedges is as follows:

	2012	2011	2010

Balance, beginning of year	$12	$(15)	$2
Net unrealized (gain) loss	(30)	18	(22)
Reclassification of net gain to net income	5	9	5

Balance, end of year	$(13)	$12	$(15)

[b]	The amount of income tax benefit that has been netted in the accumulated net unrealized loss on other long-term liabilities is as follows:

	2012	2011	2010
Balance, beginning of year	$24	$1	$6
Net unrealized loss (gain)	15	25	(3)
Reclassification of net loss to net income	(3)	(2)	(2)

Balance, end of year	$36	$24	$1

[c]	The amount of other comprehensive income that is expected to be reclassified to net income during 2013 is $18 million [net of income tax of $7 million].

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS

20. FINANCIAL INSTRUMENTS

[a]	Foreign exchange contracts

At December 31, 2012, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2013	229	1.01252	48	1.31881	3,179	0.07313
2013	(600)	1.02054	(8)	1.28626	—	—
2014	31	1.04151	34	1.31939	2,071	0.06844
2014	(271)	1.01573	—	—	—	—
2015	23	1.03073	—	—	799	0.06894
2015	(104)	1.01754	—	—	—	—
2016	12	1.03697	—	—	—	—
2016	(4)	1.04751	—	—	—	—

	(684)		74		6,049

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech Koruna amount	Weighted average rate	Polish Zlotys amount	Weighted average rate
2013	53	0.75541	41	1.17565	2,488	0.03988	86	0.23344
2013	(93)	0.76441	(14)	1.24572	(11)	0.04014	—	—
2014	17	0.74515	31	1.14482	1,572	0.03980	41	0.22452
2014	(52)	0.77097	—	—	—	—	—	—
2015	—	—	13	1.19170	784	0.03971	—	—
2015	(35)	0.77597	—	—	—	—	—	—
2016	(13)	0.77162	—	—	—	—	—	—

	(123)		71		4,833		127

Based on forward foreign exchange rates as at December 31, 2012 for contracts with similar remaining terms to maturity, the gains and losses relating to the Company’s foreign exchange forward contracts recognized in other comprehensive income are approximately $69 million and $20 million, respectively [note 19].

The Company does not enter into foreign exchange forward contracts for speculative purposes.

[b]	Commodity contracts

The Company uses commodity contracts to manage the cash flow risk of a portion of its forecasted commodity purchases in Canada, the United States and Italy. The Company does not enter into commodity contracts for speculative purposes. The commodity contracts consist of:

[i]	Natural gas swap contracts

The natural gas swap contracts outstanding at December 31, 2012 have a total volume of 0.7 million Gigajoule [“GJ”] and a fixed price range of between $6.28 per GJ and $6.50 per GJ for Canada and a total volume of 0.5 million MMBTU [“Million British Thermal Units”] and a fixed price range of between $6.88 per MMBTU and $7.06 per MMBTU for the United States. These natural gas swap contracts extend through the period to December 2014.

The unrealized losses on these natural gas swap contracts at December 31, 2012 were $4 million and are recognized in other comprehensive income [note 19].

[ii]	Propylene contracts

The Company entered into propylene contracts during 2012 which extend through September 2013. Contracts outstanding at December 31, 2012 have a total volume of 18.1 million pounds [“lbs”] and a fixed price range of between $0.5375 per lbs and $0.65 per lbs. The unrealized gains on these propylene contracts at December 31, 2012 were $2 million and are recognized in other comprehensive income [note 19].

[iii]	Silver and copper

The Company entered into silver and copper contracts during the year. The amounts of these contracts are not significant. The unrealized losses on these silver and copper contracts at December 31, 2012 were not significant.

[c]	Financial assets and liabilities

The Company’s financial assets and liabilities consist of the following:

	2012	2011

Held-for-trading
Cash and cash equivalents	$1,522	$1,325
Investment in ABCP [note 8]	90	82

	$1,612	$1,407

Held-to-maturity investments
Severance investments	$8	$5

Available-for-sale investments
Equity investments	$9	$12

Loans and receivables
Accounts receivable	$4,774	$4,398
Long-term receivables included in other assets [note 12]	95	176

	$4,869	$4,574

	2012	2011

Other financial liabilities
Bank indebtedness	$71	$36
Long-term debt (including portion due within one year)	361	197
Accounts payable	4,450	3,961

	$4,882	$4,194

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$37	$21
Other assets	32	15
Other accrued liabilities	(11)	(31)
Other long-term liabilities	(9)	(38)

	49	(33)
Natural gas contracts
Prepaid expenses	2	—
Other accrued liabilities	(3)	(6)
Other long-term liabilities	(1)	(3)

	(2)	(9)

	$47	$(42)

[d]	Fair value

The Company determined the estimated fair values of its financial instruments based on valuation methodologies it believes are appropriate; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair value amounts can be materially affected by the use of different assumptions or methodologies. The methods and assumptions used to estimate the fair value of financial instruments are described below:

Cash and cash equivalents, accounts receivable, bank indebtedness and accounts payable.

Due to the short period to maturity of the instruments, the carrying values as presented in the consolidated balance sheets are reasonable estimates of fair values.

Investments

At December 31, 2012, the Company held Canadian third party ABCP with a face value of Cdn$107 million [2011 – Cdn$125 million]. The carrying value and estimated fair value of this investment was Cdn$90 million [2011 – Cdn$84 million]. As fair value information is not readily determinable for the Company’s investment in ABCP, the fair value was based on a valuation technique estimating the fair value from the perspective of a market participant [note 8].

At December 31, 2012, the Company held available-for-sale investments in publicly traded companies. At December 31, 2012, the carrying value and fair value of these investments was $9 million [2011 – $12 million], which was based on the closing share prices of these investments.

Term debt

The Company’s term debt includes $249 million due within one year. Due to the short period to maturity of this debt, the carrying value as presented in the consolidated balance sheet is a reasonable estimate of its fair value.

[e]	Credit risk

The Company’s financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, accounts receivable, held-to-maturity investments and foreign exchange and commodity forward contracts with positive fair values.

Cash and cash equivalents, which consist of short-term investments, are only invested in governments, bank term deposits and bank commercial paper with an investment grade credit rating. Credit risk is further reduced by limiting the amount which is invested in certain governments or any major financial institution.

The Company’s held-for-trading investments include an investment in ABCP [note 8]. Given the continuing uncertainties regarding the value of the underlying assets, the amount and timing of cash flows and the risk of collateral calls in the event that spreads widened considerably, the Company could be exposed to further losses on its investment.

The Company is also exposed to credit risk from the potential default by any of its counterparties on its foreign exchange forward contracts. The Company mitigates this credit risk by dealing with counterparties who are major financial institutions that the Company anticipates will satisfy their obligations under the contracts.

In the normal course of business, the Company is exposed to credit risk from its customers, substantially all of which are in the automotive industry and are subject to credit risks associated with the automotive industry. For the year ended December 31, 2012, sales to the Company’s six largest customers [including the Detroit 3] represented 83% of the Company’s total sales; and substantially all of its sales are to customers in which the Company has ongoing contractual relationships.

[f]	Currency risk

The Company is exposed to fluctuations in foreign exchange rates when manufacturing facilities have committed to the delivery of products for which the selling price has been quoted in currencies other than the facilities’ functional currency, and when materials and equipment are purchased in currencies other than the facilities’ functional currency. In an effort to manage this net foreign exchange exposure, the Company employs hedging programs, primarily through the use of foreign exchange forward contracts [note 20[a]].

As at December 31, 2012, the net foreign exchange exposure, after considering the impact of foreign exchange contracts, was not material.

[g]	Interest rate risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities. In particular, the amount of interest income earned on cash and cash equivalents is impacted more by investment decisions made and the demands to have available cash on hand, than by movements in interest rates over a given period.

In addition, the Company is not exposed to interest rate risk on its long-term debt instruments as the interest rates on these instruments are fixed.

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
TRANSACTIONS WITH RELATED PARTIES

21. TRANSACTIONS WITH RELATED PARTIES

As more fully described in notes 3 and 6, on August 31, 2012, the Company acquired the controlling 27% interest in E-Car from a company affiliated with the Stronach Group for cash consideration of $75 million. The purchase was reviewed, negotiated and approved by the Company’s independent directors with the benefit of independent legal advice from Fasken Martineau DuMoulin LLP, independent financial advice from TD and an independent valuation prepared by PwC.

Mr. Frank Stronach, the Company’s Honorary Chairman, together with three other members of the Stronach family, are trustees and members of the class of potential beneficiaries of the Stronach Trust. The Stronach Trust indirectly controlled Magna until August 31, 2010, and MI Developments Inc. [“MID”] until June 30, 2011. In the normal course of business, Magna leases various land and buildings from MID under operating lease agreements, which are effected on normal commercial terms. The leases were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Lease expense related to MID for 2011 was $166 million [2010 – $172 million]. In addition, the Company recorded sales and provided services to companies controlled by the Stronach Group of $12 million and $5 million, respectively [2011 – $36 million and $7 million].

The Company has agreements with Mr. Stronach and certain affiliated entities for the provision of business development, consulting and other business services. The cost of these agreements is measured at the exchange amount. The Arrangement set a termination date of December 31, 2014 with a declining fee schedule for the consulting, business development and business services agreements. The aggregate amount expensed under these agreements with respect to the year ended December 31, 2012 was $47 million [2011 – $38 million; 2010 – $41 million].

As more fully described in note 3, the Company sold properties to entities affiliated with Mr. Stronach and the Company’s former Co-Chief Executive Officer for an aggregate sale price of $43 million. These transactions were reviewed by the former Corporate Governance and Compensation Committee and approved by the Independent Directors following the unanimous recommendation of the former Corporate Governance and Compensation Committee.

During the year ended December 31, 2012, a trust, which exists to make orderly purchases of the Company’s shares for employees for transfer to the Employee Equity and Profit Participation Program, borrowed up to $18 million [2011 – $35 million; 2010 – $31 million] from the Company to facilitate the purchase of Common Shares. At December 31, 2012, the trust’s indebtedness to Magna was $17 million [2011 – $17 million].

The Company had sales to equity method investees which are further described in note 8.

CONTINGENCIES	12 Months Ended
Dec. 31, 2012
CONTINGENCIES

22. CONTINGENCIES

[a]	In the ordinary course of business activities, the Company may be contingently liable for litigation and claims with customers, suppliers, former employees and other parties. In addition, the Company may be, or could become, liable to incur environmental remediation costs to bring environmental contamination levels back within acceptable legal limits. On an ongoing basis, the Company assesses the likelihood of any adverse judgments or outcomes to these matters as well as potential ranges of probable costs and losses.

A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue. The required provision may change in the future due to new developments in each matter or changes in approach such as a change in settlement strategy in dealing with these matters.

In November 1997, the Company and two of its subsidiaries were sued by KS Centoco Ltd., an Ontario-based steering wheel manufacturer in which the Company has a 23% equity interest, and by Centoco Holdings Limited, the owner of the remaining 77% equity interest in KS Centoco Ltd. In March 1999, the plaintiffs were granted leave to make substantial amendments to the original statement of claim in order to add several new defendants and claim additional remedies, and in February 2006, the plaintiffs further amended their claim to add an additional remedy. The amended statement of claim alleges, among other things:

•	breach of fiduciary duty by the Company and two of its subsidiaries;

•

breach by the Company of its binding letter of intent with KS Centoco Ltd., including its covenant not to have any interest, directly or indirectly, in any entity that carries on the airbag business in North America, other than through MST Automotive Inc., a company to be 77% owned by Magna and 23% owned by Centoco Holdings Limited;

•

the plaintiff’s exclusive entitlement to certain airbag technologies in North America pursuant to an exclusive licence agreement, together with an accounting of all revenues and profits resulting from the alleged use by the Company, TRW Inc. [“TRW”] and other unrelated third party automotive supplier defendants of such technology in North America;

•

a conspiracy by the Company, TRW and others to deprive KS Centoco Ltd. of the benefits of such airbag technology in North America and to cause Centoco Holdings Limited to sell to TRW its interest in KS Centoco Ltd. in conjunction with the Company’s sale to TRW of its interest in MST Automotive GmbH and TEMIC Bayern-Chemie Airbag GmbH; and

•	oppression by the defendants.

The plaintiffs are seeking, amongst other things, damages of approximately Cdn$3.5 billion. Document production, completion of undertakings and examinations for discovery are substantially complete, although limited additional examinations for discovery may occur. A trial is not expected to commence until late 2014, at the earliest. The Company believes it has valid defences to the plaintiffs’ claims and therefore intends to continue to vigorously defend this case. At this time, notwithstanding the amount of time which has transpired since the claim was filed, these legal proceedings remain at an early stage and, accordingly, it is not possible to predict their outcome.

[b]	During the fourth quarter of 2011, the Company announced that it was cooperating with the United States Department of Justice [“DOJ”] with respect to an antitrust investigation of the automobile tooling industry. The scope of the DOJ inquiry subsequently changed to include tooling quotation and program management practices. The DOJ’s investigation has since been concluded without any action being taken by the DOJ.

[c]	A putative class action lawsuit alleging violations of the United States Securities Exchange Act of 1934 has been filed in the United States District Court, Southern District of New York, against the Company, as well as its Chief Executive Officer, Chief Financial Officer and Founder and Honorary Chairman. Boilermaker-Blacksmith National Pension Trust [“BBNPT”] was appointed the lead plaintiff on an uncontested motion. BBNPT subsequently filed an amended complaint, following which the defendants’ filed motion materials seeking dismissal of the lawsuit. The motion to dismiss is expected to be heard by the end of the second quarter of 2013. The defendants believe the lawsuit is without merit and therefore intend to vigorously defend the case. Given the early stages of the legal proceedings, it is not possible to predict the outcome of the claim.

[d]	In certain circumstances, the Company is at risk for warranty costs including product liability and recall costs. Due to the nature of the costs, the Company makes its best estimate of the expected future costs [note 13]; however, the ultimate amount of such costs could be materially different. The Company continues to experience increased customer pressure to assume greater warranty responsibility. Currently, under most customer agreements, the Company only accounts for existing or probable claims. Under certain complete vehicle engineering and assembly contracts, the Company records an estimate of future warranty-related costs based on the terms of the specific customer agreements, and the specific customer’s warranty experience.

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION

23. SEGMENTED INFORMATION

[a]	Magna is a leading global automotive supplier with 313 manufacturing operations and 88 product development, engineering and sales centres in 29 countries. Magna’s 119,000 employees are focused on delivering superior value to customers through innovative processes and World Class Manufacturing. The Company’s capabilities include body, chassis, interiors, exteriors, seating, powertrain, electronics, mirrors, closures and roof systems and modules, as well as complete vehicle engineering and contract manufacturing.

Magna’s success is directly dependent upon the levels of North American and European [and currently to a lesser extent on Rest of World] car and light truck production by its customers. OEM production volumes in each of North America and Europe may be impacted by a number of geographic factors, including general economic conditions, interest rates, consumer credit availability, fuel prices and availability, infrastructure, legislative changes, environmental emission and safety issues, and labour and/or trade relations.

Given the differences between the regions in which the Company operates, Magna’s operations are segmented on a geographic basis between North America, Europe and Rest of World. The Company maintains management teams in each of the Company’s two primary markets, North America and Europe. The role of the North American and European management teams is to manage Magna’s interests to ensure a coordinated effort across the Company’s different product capabilities. In addition to maintaining key customer, supplier and government contacts in their respective markets, the regional management teams centrally manage key aspects of the Company’s operations while permitting the divisions enough flexibility through Magna’s decentralized structure to foster an entrepreneurial environment.

Consistent with the above, the Company’s internal financial reporting separately segments key internal operating performance measures between North America, Europe and Rest of World for purposes of presentation to the chief operating decision maker to assist in the assessment of operating performance, the allocation of resources, and the long-term strategic direction and future global growth in the Company.

The Company’s chief operating decision maker uses Adjusted EBIT as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT represents income from operations before income taxes; interest expense (income), net; and other (income) expense, net.

The accounting policies of each segment are the same as those set out under “Significant Accounting Policies” [note 1] and intersegment sales and transfers are accounted for at fair market value.

As more fully described in notes 3 and 6, on August 31, 2012 the Company acquired the controlling 27% interest in the E-Car partnership. From August 31, 2010 to August 31, 2012, the Company held a 73% non-controlling interest in E-Car and accounted for this investment using the equity method of accounting. Prior to the deconsolidation of E-Car on August 31, 2010, 100% of the results of E-Car were fully consolidated.

For segment reporting purposes, prior to August 31, 2012 the Company recorded its proportionate share of the losses of E-Car in the Corporate and Other segment. Beginning on August 31, 2012, the consolidated results of E-Car are recorded in the Company’s North America and Europe segments. The footnotes to the following tables provide information regarding amounts that are recorded in each operating segment related to E-Car.

The following tables show certain information with respect to segment disclosures:

	2012
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,343	$5,907				$158	$660
United States	7,518	7,053				294	973
Mexico	3,520	3,281				163	573
Eliminations	(1,046)	—				—	—

North America	16,335	16,241	$432	$1,521	$701	615	2,206

Europe
Western Europe (excluding Great Britain)	10,089	9,927				246	1,490
Great Britain	961	952				15	58
Eastern Europe	1,847	1,684				117	584
Eliminations	(188)	—				—	—

Europe	12,709	12,563	283	165	611	378	2,132

Rest of World	2,111	2,010	59	(28)	160	270	686
Corporate and Other [i]	(318)	23	27	—	1	11	249

Total reportable segments	30,837	30,837	801	1,658	1,473	1,274	5,273
Other income, net				108
Interest expense, net				(16)

	$30,837	$30,837	$801	$1,750	$1,473	$1,274	$5,273
Current assets							9,135
Investments, goodwill, deferred tax assets and other assets							2,701

Consolidated total assets							$17,109

Included in the table above are the following amounts related to Magna’s share of the E-Car Partnership:

	Total sales	Equity loss	Amortization of intangibles	Adjusted EBIT

North America	$12	$—	$52	$(76)
Europe	12	—	—	(6)
Corporate and Other	—	35	—	(35)

Total reportable segments	$24	$35	$52	$(117)

For the year ended December 31, 2012, E-Car had total sales of $91 million and total adjusted EBIT loss of $130 million.

	2011
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$5,951	$5,552				$115	$586
United States	7,025	6,514				281	804
Mexico	2,902	2,698				162	477
Eliminations	(1,023)	—				—	—

North America	14,855	14,764	$358	$1,373	$644	558	1,867

Europe
Western Europe (excluding Great Britain)	10,124	9,963				284	1,111
Great Britain	913	909				7	53
Eastern Europe	1,708	1,557				132	438
Eliminations	(189)	—				—	—

Europe	12,556	12,429	259	(22)	393	423	1,602

Rest of World	1,599	1,506	38	56	158	236	485
Corporate and Other [i]	(262)	49	31	(40)	1	19	282

Total reportable segments	28,748	28,748	686	1,367	1,196	1,236	4,236
Other expense, net				(156)
Interest income, net				6

	$28,748	$28,748	$686	$1,217	$1,196	$1,236	4,236
Current assets							8,146
Investments, goodwill, deferred tax assets and other assets							2,297

Consolidated total assets							$14,679

Included in the table above are the following amounts related to Magna’s share of the E-Car Partnership:

	Total sales	Equity loss	Amortization of intangibles	Adjusted EBIT

North America	$—	$—	$—	$—
Europe	—	—	—	—
Corporate and Other	—	66	—	(66)

Total reportable segments	$—	$66	$—	$(66)

For the year ended December 31, 2011, E-Car had total sales of $92 million and total adjusted EBIT loss of $91 million.

	2010
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$5,122	$4,777				$126	$638
United States	5,808	5,348				130	668
Mexico	2,346	2,189				49	371
Eliminations	(906)	—				—	—

North America	12,370	12,314	$358	$1,116	$651	305	1,677

Europe
Western Europe (excluding Great Britain)	8,349	8,190				189	1,109
Great Britain	813	813				5	58
Eastern Europe	1,256	1,165				119	351
Eliminations	(129)	—				—	—

Europe	10,289	10,168	242	117	402	313	1,518

Rest of World	1,016	930	27	72	140	44	211
Corporate and Other [i]	(210)	53	29	(94)	1	84	336

Total reportable segments	23,465	23,465	656	1,211	1,194	746	3,742
Other expense, net				(25)
Interest income, net				11

	$23,465	$23,465	$656	$1,197	$1,194	$746	3,742
Current assets							7,485
Investments, goodwill, deferred tax assets and other assets							2,447

Consolidated total assets							$13,674

Included in the table above are the following amounts related to Magna’s share of the E-Car Partnership:

			Amortization
	Total sales	Equity loss	of intangibles	Adjusted EBIT

North America	$—	$—	$—	$—
Europe	—	—	—	—
Corporate and Other	8	30	—	(80)

Total reportable segments	$8	$30	$—	$(80)

For the year ended December 31, 2010, E-Car had total sales of $20 million and total adjusted EBIT loss of $89 million.

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

[b]	The following table aggregates external revenues by customer as follows:

	2012	2011	2010

General Motors	$5,704	$6,202	$4,731
Fiat / Chrysler Group	4,637	3,864	3,102
BMW	4,100	4,191	3,090
Ford Motor Company	3,848	3,549	3,371
Volkswagen	3,835	3,187	2,567
Daimler AG	3,367	2,793	2,354
Other	5,346	4,962	4,250

	$30,837	$28,748	$23,465

[c]	The following table summarizes external revenues generated by automotive products and services:

	2012	2011	2010

Exterior and interior systems	$11,673	$11,020	$8,637
Body systems and chassis systems	7,123	6,056	4,801
Powertrain systems	3,825	3,667	3,064
Complete vehicle assembly	2,561	2,690	2,163
Tooling, engineering and other	2,317	2,065	2,005
Vision and electronic systems	2,132	2,066	1,756
Closure systems	1,206	1,184	1,039

	$30,837	$28,748	$23,465

COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2012
COMPARATIVE FIGURES	24. COMPARATIVE FIGURES Certain of the comparative figures have been reclassified to conform to the current year’s method of presentation.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Principles of consolidation	Principles of consolidation The consolidated financial statements include the accounts of Magna and its subsidiaries, some of which have a non-controlling interest.
Financial instruments

Financial instruments

The Company classifies all of its financial assets and financial liabilities as held-for-trading, held-to-maturity investments, loans and receivables, available-for-sale financial assets, or other financial liabilities. Held-for-trading financial instruments, which include cash and cash equivalents and the Company’s investment in asset-backed commercial paper [“ABCP”] are measured at fair value and all gains and losses are included in net income in the period in which they arise. Held-to-maturity investments, which include long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements, are recorded at amortized cost using the effective interest method. Loans and receivables, which include accounts receivable, long-term receivables and accounts payable, are recorded at amortized cost using the effective interest method. Available-for-sale financial instruments are recorded at cost and are subsequently measured at fair value with all revaluation gains and losses included in other comprehensive income.

Foreign currency translation

Foreign currency translation

The Company operates globally, which gives rise to a risk that its earnings and cash flows may be adversely impacted by fluctuations in foreign exchange rates.

Assets and liabilities of the Company’s operations having a functional currency other than the U.S. dollar are translated into U.S. dollars using the exchange rate in effect at year end, and revenues and expenses are translated at the average rate during the year. Exchange gains or losses on translation of the Company’s net investment in these operations are included in comprehensive income and are deferred in accumulated other comprehensive income. Foreign exchange gains or losses on debt that was designated as a hedge of the Company’s net investment in these operations are also recorded in accumulated other comprehensive income.

Foreign exchange gains and losses on transactions occurring in a currency other than an operation’s functional currency are reflected in income, except for gains and losses on foreign exchange contracts used to hedge specific future commitments in foreign currencies and on intercompany balances which are designated as long-term investments. In particular, the Company uses foreign exchange forward contracts for the sole purpose of hedging certain of the Company’s future committed foreign currency based outflows and inflows. All derivative instruments, including foreign exchange contracts, are recorded on the consolidated balance sheet at fair value. The fair values of derivatives are recorded in prepaid expenses, other assets, other accrued liabilities or other long-term liabilities. To the extent that cash flow hedges are effective, the change in their fair value is recorded in other comprehensive income; any ineffective portion is recorded in net income. Amounts accumulated in other comprehensive income are reclassified to net income in the period in which the hedged item affects net income.

If the Company’s foreign exchange forward contracts cease to be effective as hedges, for example, if projected foreign cash inflows or outflows declined significantly, gains or losses pertaining to the portion of the hedging transactions in excess of projected foreign currency denominated cash flows would be recognized in income at the time this condition was identified.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on account, demand deposits and short-term investments with remaining maturities of less than three months at acquisition.
Inventories

Inventories

Production inventories and tooling inventories manufactured in-house are valued at the lower of cost and market, with cost being determined substantially on a first-in, first-out basis. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead.

Outsourced tooling inventories are valued at the lower of subcontracted costs and market.

Investments

Investments

The Company accounts for its investments in which it has significant influence on the equity basis. Investments also include the Company’s investment in ABCP, public company shares and long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements pursuant to local tax laws.

Long-lived assets

Long-lived assets

Fixed assets are recorded at historical cost. Depreciation is provided on a straight-line basis over the estimated useful lives of fixed assets at annual rates of 2 1/2% to 5% for buildings, 7% to 10% for general purpose equipment and 10% to 33% for special purpose equipment.

Definite-lived intangible assets, which have arisen principally through acquisitions, are amortized on a straight-line basis over their estimated useful lives, typically over periods not exceeding five years.

The Company assesses fixed and other long-lived assets [excluding goodwill] for recoverability whenever indicators of impairment exist. If the carrying value of the asset exceeds the estimated undiscounted cash flows from the use of the asset, then an impairment loss is recognized to write the asset down to fair value. The fair value of the long-lived assets is generally determined using estimated discounted future cash flows.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquired enterprise over the fair value of the identifiable assets acquired and liabilities assumed less any subsequent writedowns for impairment. Goodwill is reviewed for impairment on an annual basis. Goodwill impairment is evaluated between annual tests upon the occurrence of certain events or circumstances. Goodwill impairment is assessed based on a comparison of the fair value of a reporting unit to the underlying carrying value of the reporting unit’s net assets, including goodwill. When the carrying amount of the reporting unit exceeds its fair value, the fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of impairment, if any. The fair value of a reporting unit is generally determined using the estimated discounted future cash flows of the reporting unit.

Other assets

Other assets

Other assets include the long-term portion of certain receivables, which represent the recognized sales value of tooling and design and engineering services provided to customers under certain long-term contracts. The receivables will be paid in full upon completion of the contracts or in instalments based on forecasted production volumes. In the event that actual production volumes are less than those forecasted, a reimbursement for any shortfall will be made.

Preproduction costs related to long-term supply agreements

Preproduction costs related to long-term supply agreements

Pre-operating costs incurred in establishing new facilities that require substantial time to reach commercial production capability are expensed as incurred.

Costs incurred [net of customer subsidies] related to design and engineering, which are paid for as part of subsequent production piece price amounts, are expensed as incurred unless a contractual guarantee for reimbursement exists.

Costs incurred [net of customer subsidies] related to design and development costs for moulds, dies and other tools that the Company does not own [and that will be used in, and paid for as part of the piece price amount for, subsequent production] are expensed as incurred unless the supply agreement provides a contractual guarantee for reimbursement or the non-cancellable right to use the moulds, dies and other tools during the supply agreement.

Where these preproduction costs are deemed to be a single unit of account combined with a subsequent parts production, the costs deferred in the above circumstances are included in other assets and amortized on a units-of-production basis to cost of goods sold over the anticipated term of the supply agreement.

Warranty

Warranty

The Company records product warranty liabilities based on its individual customer agreements. Under most customer agreements, the Company only accounts for existing or probable claims on product default issues when amounts related to such issues are probable and reasonably estimable. Under certain complete vehicle engineering and assembly contracts, the Company records an estimate of future warranty-related costs based on the terms of the specific customer agreements and the specific customer’s warranty experience.

Product liability provisions are established based on the Company’s best estimate of the amounts necessary to settle existing claims on product default issues. Recall costs are costs incurred when government regulators and/or the customer decides to recall a product due to a known or suspected performance issue, and the Company is required to participate, either voluntarily or involuntarily. Costs typically include the cost of the product being replaced, the customer’s cost of the recall and labour to remove and replace the defective part. When a decision to recall a product has been made or is probable, the Company’s portion of the estimated cost of the recall is recorded as a charge to income in that period. In making this estimate, judgment is required as to the number of units that may be returned as a result of the recall, the total cost of the recall campaign and the ultimate negotiated sharing of the cost between the Company, the customer and, in some cases, a supplier to the Company.

Employee future benefit plans

Employee future benefit plans

The cost of providing benefits through defined benefit pensions, lump sum termination and long service payment arrangements, and post-retirement benefits other than pensions is actuarially determined and recognized in income using the projected benefit method pro-rated on service and management’s best estimate of expected plan investment performance, salary escalation, retirement ages of employees and, with respect to medical benefits, expected health care costs. Differences arising from plan amendments, changes in assumptions and experience gains and losses that are greater than 10% of the greater of the accrued benefit obligation at the beginning of the year and the fair value, or market related value, of plan assets at the beginning of the year, are recognized in income over the expected average remaining service life of employees. Gains related to plan curtailments are recognized when the event giving rise to the curtailment has occurred. Plan assets are valued at fair value. The cost of providing benefits through defined contribution pension plans is charged to income in the period in respect of which contributions become payable.

The aggregated underfunded plans are recognized as either a current liability or a non-current liability. The current liability is the amount by which the actuarial present value of benefits included in the benefit obligation in the next 12 months exceeds the fair value of the plan assets, determined on a plan-by-plan basis.

Asset retirement obligation

Asset retirement obligation

The Company recognizes its obligation to restore leased premises at the end of the lease by recording at lease inception the estimated fair value of this obligation as other long-term liabilities with a corresponding amount recognized as fixed assets. The fixed asset amount is amortized over the period from lease inception to the time the Company expects to vacate the premises, resulting in both depreciation and interest charges. The estimated fair value of the obligation is assessed for changes in the expected timing and extent of expenditures with changes related to the time value of money recorded as interest expense.

Revenue recognition

Revenue recognition

Revenue from the sale of manufactured products is recognized when the price is fixed or determinable, collectability is reasonably assured and upon shipment to [or receipt by customers, depending on contractual terms], and acceptance by customers.

For revenue arrangements entered into prior to January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis and there is objective and reliable evidence of the fair value of the subsequent parts production or vehicle assembly. For revenue arrangements entered into or materially modified on or after January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis. Revenues from significant engineering services and tooling contracts that qualify as separate revenue elements are recognized on a percentage-of-completion basis. Percentage-of-completion is generally determined based on the proportion of accumulated expenditures to date as compared to total anticipated expenditures.

Revenue and cost of goods sold, including amounts from engineering and tooling contracts, are presented on a gross basis in the consolidated statements of income and comprehensive income when the Company is acting as principal and is subject to significant risks and rewards in connection with the process of bringing the product to its final state and in the post-sale dealings with its customers. Otherwise, components of revenues and related costs are presented on a net basis. With respect to vehicle assembly sales, where Magna is acting as principal with respect to purchased components and systems, the selling price to the customer includes the costs of such inputs. These programs are accounted for on a full-cost basis under which sales and cost of goods sold include these input costs. Where third-party components and systems are held on consignment by the Company, the selling price to the customer reflects a value-added assembly fee only and, accordingly, the costs of such consignment inputs are not included in sales and cost of goods sold.

Government financing

Government financing

The Company makes periodic applications for financial assistance under available government assistance programs in the various jurisdictions that the Company operates. Grants relating to capital expenditures are reflected as a reduction of the cost of the related assets. Grants relating to current operating expenditures are generally recorded as a reduction of the related expense at the time the eligible expenses are incurred. The Company also receives tax credits and tax super allowances, the benefits of which are recorded as a reduction of income tax expense. In addition, the Company receives loans which are recorded as liabilities in amounts equal to the cash received.

Income taxes

Income taxes

The Company uses the liability method of tax allocation to account for income taxes. Under the liability method of tax allocation, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

No deferred tax liability is recorded for taxes on undistributed earnings and translation adjustments of foreign subsidiaries. These items are either considered to be reinvested for the foreseeable future or if they are available for repatriation, are not subject to further tax on remittance in the current circumstances. Taxes will be recorded on such foreign undistributed earnings and translation adjustments when it becomes apparent that such earnings will be distributed in the foreseeable future and the Company will incur further significant tax on remittance.

Recognition of uncertain tax positions is dependent on whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Stock-based compensation

Stock-based compensation

Compensation expense is recognized for stock options based upon the fair value of the options at the grant or modification date. The fair value of the options is recognized over the vesting period of the options as compensation expense in selling, general and administrative expense with a corresponding increase to contributed surplus.

The fair value of stock options is estimated at the grant or modification date using the Black-Scholes option pricing model. This model requires the input of a number of assumptions, including expected dividend yields, expected stock price volatility, expected time until exercise and risk-free interest rates. Although the assumptions used reflect management’s best estimates, they involve inherent uncertainties based on market conditions generally outside the Company’s control. If other assumptions are used, stock-based compensation expense could be significantly impacted.

As stock options are exercised, the proceeds received on exercise, in addition to the portion of the contributed surplus balance related to those stock options, is credited to Common Shares and contributed surplus is reduced accordingly.

The Company’s restricted stock plans and restricted share unit plans are measured at fair value at the date of grant or modification and amortized to compensation expense from the effective date of the grant to the final vesting date in selling, general and administrative expense with a corresponding increase to contributed surplus. As restricted stock or restricted share units are released under the plans, the portion of the contributed surplus balance relating to the restricted stock or restricted share units is credited to Common Shares and released from contributed surplus.

Comprehensive income

Comprehensive income

Other comprehensive income includes unrealized gains and losses on translation of the Company’s net investment in self-sustaining foreign operations, the change in fair value of available-for-sale investments net of taxes, change in unamortized actuarial amounts, net of taxes and to the extent that cash flow hedges are effective, the change in their fair value, net of income taxes.

Accumulated other comprehensive income is a separate component of shareholders’ equity which includes the accumulated balances of all components of other comprehensive income which are recognized in comprehensive income but excluded from net income.

Earnings per Common Share or Class B Share

Earnings per Common Share or Class B Share

Basic earnings per Common Share or Class B Share are calculated on net income attributable to Magna International Inc. using the weighted average number of Common Shares and Class B Shares outstanding during the year.

Diluted earnings per Common Share or Class B Share are calculated on the weighted average number of Common Shares and Class B Shares outstanding, including an adjustment for stock options outstanding using the treasury stock method.

Common Shares that have not been released under the Company’s restricted stock plan or are being held in trust for purposes of the Company’s restricted stock unit program have been excluded from the calculation of basic earnings per share but have been included in the calculation of diluted earnings per share.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

OTHER (INCOME) EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Other (Income) Expense, Net
Other (income) expense, net consists of:

	2012	2011	2010

North America [a]
Impairment of long-lived assets	$2	$7	$7
Re-measurement gain of STT	(35)	—	—
Settlement agreement	—	11	—
Insurance proceeds	—	(15)	—
Restructuring charges	—	—	32

	(33)	3	39

Europe [b]
Restructuring charges	55	—	—
Impairment of long-lived assets	23	14	16
Loss on disposal of facility	—	129	—
Customer bankruptcy	—	11	—

	78	154	16

Rest of World [c]
Gain on disposal of facility	—	—	(14)

Corporate [d]
Re-measurement gain of E-Car	(153)	—	—
Write down of real estate	—	9	—
Gain on sale of investment	—	(10)	—
Gain on deconsolidation of E-Car	—	—	(16)

	(153)	(1)	(16)

	$(108)	$156	$25

[a]	North America

For the year ended December 31, 2012

In conjunction with its annual business planning cycle, during the fourth quarter of 2012 the Company recorded long-lived asset impairment charges of $2 million [$1 million after tax] in North America related to specific fixed assets at a metal fabricating facility in the United States.

On October 26, 2012, the Company acquired the remaining 50% interest in STT Technologies Inc. [“STT”] for cash consideration of $55 million. STT is a manufacturer of automotive pumps with operations in Canada and Mexico. Prior to the acquisition, the Company accounted for this investment using the equity method of accounting.

The incremental investment in STT was accounted for under the business acquisition method of accounting as a step acquisition which requires that Magna re-measures its pre-existing investment in STT at fair value and recognize any gains or losses in income. The estimated fair value of Magna’s investment immediately before the closing date was $55 million, which resulted in the recognition of a non-cash gain of $35 million [$35 million after tax].

For the year ended December 31, 2011

During the third quarter of 2011, a settlement agreement was finalized in connection with the settlement of certain patent infringement and other claims. The Company recorded an $11 million expense in the third quarter of 2011 in relation to these arrangements.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $7 million [$7 million after tax] related to a roof systems facility in the United States.

During the fourth quarter of 2011, the Company received proceeds pursuant to an insurance claim for fire damages related to an interior systems facility in the United States. The proceeds received were $15 million in excess of the damaged assets’ net book value and the losses previously recognized, and was recorded in income.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $7 million [$5 million after tax] related to a die casting facility in Canada.

In addition, during 2010, the Company recorded restructuring and rationalization costs of $32 million [$27 million after tax] related to the planned closure of a powertrain systems facility and two body & chassis systems facilities in the United States, approximately $7 million remains to be paid subsequent to 2012.

[b]	Europe

For the year ended December 31, 2012

As a result of continuing economic uncertainty in Europe, recent customer announcements related to plant closures, the profitability of certain facilities and the level of future booked business, management determined that restructuring would have to be completed in its traditional European markets in order to remain cost competitive over the long-term. As a result, during the fourth quarter of 2012, the Company recorded restructuring charges of $55 million [$53 million after tax] in Europe primarily at its exterior and interior systems and complete vehicle and engineering services operations.

Substantially all of these restructuring costs will be paid subsequent to 2012.

During the fourth quarter of 2012, the Company recorded long-lived asset impairment charges of $23 million [$22 million after tax] primarily related to exterior and interior systems facilities.

For the year ended December 31, 2011

During the third quarter of 2011, the Company sold an interior systems operation located in Germany and recorded a loss on disposal of $113 million. This operation, whose long-lived assets were substantially impaired in 2010, had a history of losses which were projected to continue throughout the business planning period. Under the terms of the 2011 sale arrangements [the “SPA”], the Company agreed to fund the buyer $67 million, to be satisfied with certain working capital items, cash and the assumption of certain liabilities. The remaining net assets of the operation of $26 million were assigned no value by the buyer and accordingly, were expensed as part of the total loss on disposal. Simultaneously, the Company reached a commercial settlement with one of the facility’s customers regarding the cancellation of certain production orders whereby the Company reimbursed the customer costs of $20 million.

Final settlement of the SPA did not occur during 2011 and in the fourth quarter of 2011 an additional $16 million was accrued in relation to the ongoing disputes with the purchaser bringing the total loss on disposal to $129 million.

As more fully described in note 6, on June 4, 2012, the Company re-acquired the above operation.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $14 million [$13 million after tax] related to various facilities in Europe.

During the fourth quarter of 2011, the Company recorded an $11 million charge related to the insolvency of Saab.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $16 million [$16 million after tax] related to an interior systems facility in Germany.

[c]	Rest of World

For the year ended December 31, 2010

During the first quarter of 2010, the Company sold its interest in an electronics systems joint venture in China for proceeds of $30 million and recognized a $14 million gain on disposal.

[d]	Corporate

For the year ended December 31, 2012

On August 31, 2012, the Company acquired the controlling 27% interest in the Magna E-Car Systems L.P. [“E-Car”] partnership from a company affiliated with the Stronach Group for cash consideration of $75 million. The purchase was reviewed, negotiated and approved by the Company’s independent directors with the benefit of independent legal advice from Fasken Martineau DuMoulin LLP, independent financial advice from TD Securities Inc. [“TD”] and an independent valuation prepared by PricewaterhouseCoopers LLP [“PwC”]. The purchase price represents the midpoint of the valuation range determined by PwC and TD delivered a fairness opinion to the independent directors to the effect that the transaction is fair, from a financial point of view, to the Company.

Prior to the acquisition, the Company held the remaining 73% non-controlling interest in E-Car and accounted for this investment using the equity method of accounting.

The incremental investment in E-Car was accounted for under the business acquisition method of accounting as a step acquisition. The estimated fair value of Magna’s partnership interest immediately before the closing date was $205 million, which resulted in the recognition of a non-cash gain of $153 million [$125 million after tax].

For the year ended December 31, 2011

During 2011, five excess corporate real estate assets were sold to entities associated with the Company’s Founder and Honorary Chairman, Mr. Stronach and/or the Company’s former Co-Chief Executive Officer, Siegfried Wolf. Based on the appraisals obtained by the former Corporate Governance and Compensation Committee, the appraised fair value range for the properties was less than their carrying value and, accordingly, the Company recorded a $9 million impairment charge in the first quarter of 2011. The sales were approved by the independent members of Magna’s Board of Directors based on the recommendations of the former Corporate Governance and Compensation Committee and were completed during 2011.

During the second quarter of 2011, the Company sold its 40% non-controlling interest in an equity accounted investment for proceeds of $151 million [Cdn$147 million] and recognized a $10 million gain on disposal.

For the year ended December 31, 2010

On August 31, 2010, following approval by the Company’s former Class A Subordinate Voting and Class B Shareholders, the Company completed a court-approved plan of arrangement [the “Arrangement”] in which its dual-class share structure was collapsed. In addition, the transaction: [i] set a declining fee schedule for the consulting, business development and business services contracts Magna has in place with its former Chairman, Frank Stronach and his affiliated entities and a termination date of December 31, 2014; and [ii] established a partnership with the Stronach Group to pursue opportunities in the vehicle electrification business.

E-Car, involved the engineering, development and integration of electric vehicles of any type, the development, testing and manufacturing of batteries and battery packs for hybrid and electric vehicles and all ancillary activities in connection with electric vehicle technologies. Magna’s original investment in the partnership included the assets of the Company’s recently established E-Car Systems vehicle electrification and battery business unit, certain other vehicle electrification assets, and $145 million in cash. On August 31, 2010, the Stronach Group invested $80 million in cash for a 27% controlling equity interest in the partnership, reducing Magna’s equity interest to 73%. The Company had no obligation to make additional investments in E-Car under the terms of the E-Car partnership agreement. For accounting purposes, the partnership was a variable interest entity. Magna was not considered the primary beneficiary; and as a result, the Company’s interest in E-Car was accounted for using the equity method. As a result of deconsolidating the E-Car partnership, the Company showed a reduction of cash of $91 million representing the cash in the partnership at August 31, 2010. In addition, the Company recorded its investment in E-Car at its fair value and recognized a $16 million gain in income.

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Earnings Per Share

Earnings per share are computed as follows:

	2012	2011	2010

Basic earnings per Common or Class B Share:

Net income attributable to Magna International Inc.	$1,433	$1,018	$1,003

Average number of Common and Class B Shares outstanding during the year	232.4	239.3	230.0

Basic earnings per Common or Class B Share	$6.17	$4.26	$4.36

Diluted earnings per Common or Class B Share:

Net income attributable to Magna International Inc.	$1,433	$1,018	$1,003

Average number of Common and Class B Shares outstanding during the year	232.4	239.3	230.0
Adjustments
Stock options and restricted stock [a]	2.8	3.5	3.0

	235.2	242.8	233.0

Diluted earnings per Common or Class B Share	$6.09	$4.20	$4.30

[a]	Diluted earnings per Common or Class B Share exclude 2.3 million [2011 – 2.1 million; 2010 – 3.9 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”.

DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2012
Components of Cash and cash Equivalents
[a]	Cash and cash equivalents consist of:

	2012	2011

Bank term deposits, bankers’ acceptances and government paper	$1,220	$968
Cash	302	357

	$1,522	$1,325

Details of Items not involving current cash flows
[b]	Items not involving current cash flows:

	2012	2011	2010

Depreciation and amortization	$801	$686	$656
Other non-cash charges	154	110	148
Amortization of other assets included in cost of goods sold	113	80	67
Deferred income taxes [note 11]	(46)	(76)	(17)
Equity income	(151)	(121)	(132)
Non-cash portion of Other (income) expense, net [note 3]	(163)	147	7

	$708	$826	$729

Changes in non-cash operating assets and liabilities
[c]	Changes in non-cash operating assets and liabilities:

	2012	2011	2010

Accounts receivable	$(46)	$(909)	$(589)
Inventories	(315)	(282)	(164)
Prepaid expenses and other	36	(49)	(9)
Accounts payable	249	475	550
Accrued salaries and wages	37	80	93
Other accrued liabilities	97	87	65
Income taxes (payable) receivable	16	(29)	203
Deferred revenue	(2)	(4)	(3)

	$72	$(631)	$146

BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Preliminary Purchase Equation

The preliminary purchase equations for these acquisitions are as follows:

	BDW	E-Car	STT	ixetic	Other	Total

Cash	$11	$19	$13	$64	$20	$127
Non-cash working capital	(122)	(48)	9	54	(22)	(129)
Investments	—	—	—	3	—	3
Fixed assets	188	87	30	186	10	501
Goodwill, net	32	16	58	169	14	289
Other assets	17	9	—	68	—	94
Purchase intangibles	—	210	5	—	—	215
Long-term employee benefit liabilities	—	(2)	—	(45)	(2)	(49)
Long-term debt	(24)	—	—	(1)	—	(25)
Other long-term liabilities	(35)	—	—	—	—	(35)
Deferred tax liabilities	(23)	—	(5)	(39)	(1)	(68)
Non-controlling interests	—	(11)	—	—	—	(11)

Fair value of net assets	44	280	110	459	19	912
Less: Carrying value of Magna’s equity accounted investment	—	(52)	(20)	—	—	(72)
Gain on re-measurement	—	(153)	(35)	—	—	(188)

Consideration paid	44	75	55	459	19	652
Less: Cash acquired	(11)	(19)	(13)	(64)	(20)	(127)

Net cash outflow	$33	$56	$42	$395	$(1)	$525

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories	Inventories consist of:

	2012	2011

Raw materials and supplies	$911	$800
Work-in-process	260	229
Finished goods	283	253
Tooling and engineering	1,058	763

	$2,512	$2,045

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Company's investment in ABCP

The following is a continuity of the Company’s investment in ABCP:

	2012	2011	2010

Balance, beginning of year	$82	$84	$85
Valuation adjustment [i]	15	—	—
Cash receipts	(9)	—	(5)
Foreign exchange and other	2	(2)	4

	$90	$82	$84

[i]	The carrying value of this investment was based on a valuation technique estimating the fair value from the perspective of a market participant. For the year ended December 31, 2012, the Company recorded a $15 million increase in the carrying value of its investment in ABCP in selling, general and administrative expense, due to a reduction of the spread between the anticipated return on the restructured notes and current market indices.

Company's combined proportionate share of major components of financial statements
[b]	The Company’s net income includes the proportionate share of net income or loss of its equity method investees. When a proportionate share of net income is recorded, it increases equity income in the consolidated statements of income and the carrying value of those investments. Conversely, when a proportionate share of a net loss is recorded, it decreases equity income in the consolidated statements of income and the carrying value of those investments. The following is the Company’s combined proportionate share of the major components of the financial statements of the entities in which the Company accounts for using the equity method:

Balance Sheets

	2012	2011

Current assets	$344	$389

Long-term assets	$74	$173

Current liabilities	$150	$203

Long-term liabilities	$60	$58

Statements of Income

	2012	2011	2010

Sales	$967	$881	$698
Cost of goods sold, expenses and income taxes	814	805	580

Net income	$153	$76	$118

FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Components of Fixed assets

Fixed assets consist of:

	2012	2011

Cost
Land	$238	$199
Buildings	1,513	1,195
Machinery and equipment	11,047	9,475

	12,798	10,869

Accumulated depreciation
Buildings	(541)	(453)
Machinery and equipment	(6,984)	(6,180)

	$5,273	$4,236

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill by segment

The following is a continuity of the Company’s goodwill by segment:

	North America	Europe	Rest of World	Total

Balance, December 31, 2010	$651	$402	$141	$1,194
Acquisitions [note 6]	2	2	25	29
Foreign exchange and other	(9)	(12)	(6)	(27)

Balance, December 31, 2011	644	392	160	1,196
Acquisitions [note 6]	75	206	8	289
Foreign exchange and other	(18)	13	(7)	(12)

Balance, December 31, 2012	$701	$611	$161	$1,473

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of income tax rate
[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2012	2011	2010

Canadian statutory income tax rate	26.5%	28.3%	31.0%
Manufacturing and processing profits deduction	(0.7)	(0.8)	(0.6)
Foreign rate differentials	(1.5)	(2.0)	(4.2)
Losses not benefited	5.8	11.4	3.3
Utilization of losses previously not benefited	(0.3)	(10.2)	(9.4)
Earnings of equity accounted investees	(1.2)	(1.6)	(2.2)
Investment tax credits	(2.3)	(1.6)	(1.3)
Valuation allowance on deferred tax assets [i]	(5.0)	(6.5)	(0.3)
Re-measurement gains	(1.1)	—	—
Other	(1.7)	(0.4)	(0.1)

Effective income tax rate	18.5%	16.6%	16.2%

[i]	Accounting standards require that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a more-likely-than-not recognition threshold. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income and tax planning strategies that could be implemented to realize the deferred tax assets.

Details of income before income taxes by jurisdiction
[b]	The details of income before income taxes by jurisdiction are as follows:

	2012	2011	2010

Canadian	$996	$710	$497
Foreign	754	507	700

	$1,750	$1,217	$1,197

Details of income tax provision (recovery)
[c]	The details of the income tax provision (recovery) are as follows:

	2012	2011	2010

Current
Canadian	$170	$115	$73
Foreign	200	163	138

	370	278	211

Deferred
Canadian	(6)	7	11
Foreign	(40)	(83)	(28)

	(46)	(76)	(17)

	$324	$202	$194

Summary of deferred income taxes provided on temporary differences
[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2012	2011	2010

Tax depreciation greater (less) than book depreciation	$13	$51	$(13)
Book amortization less than (in excess of) tax amortization	16	—	(20)
Liabilities currently not deductible for tax	(29)	(28)	(27)
Net tax losses (benefited) utilized	(11)	(37)	48
Change in valuation allowance on deferred tax assets	(89)	(78)	(3)
Net tax credits utilized	53	24	—
Other	1	(8)	(2)

	$(46)	$(76)	$(17)

Summary of deferred tax assets and liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2012	2011

Assets
Tax benefit of loss carryforwards	$628	$527
Liabilities currently not deductible for tax	263	219
Tax credit carryforwards	35	73
Unrealized loss on cash flow hedges and retirement liabilities	48	51

	974	870
Valuation allowance against tax benefit of loss carryforwards	(504)	(454)
Other valuation allowance	(45)	(103)

	425	313

Liabilities
Tax depreciation in excess of book depreciation	199	135
Other assets book value in excess of tax value	77	20
Unrealized gain on cash flow hedges and retirement liabilities	19	8
Other	30	—

	325	163

Net deferred tax assets	$100	$150

Net deferred tax assets presented on the Consolidated Balance Sheet

The net deferred tax assets are presented on the consolidated balance sheet in the following categories:

	2012	2011

Current deferred tax assets	$170	$206
Current deferred tax liabilities	(19)	(44)
Long-term deferred tax assets	90	69
Long-term deferred tax liabilities	(141)	(81)

	$100	$150

Summary of the changes in gross unrecognized tax benefits
A summary of the changes in gross unrecognized tax benefits is as follows:

	2012	2011

Balance, beginning of year	$252	$257
Additions based on tax positions related to current year	68	14
(Reductions)/additions based on tax positions of prior years	(31)	13
Settlements	(10)	(12)
Statute expirations	(5)	(16)
Foreign currency translation	5	(4)

	$279	$252

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of other assets

Other assets consist of:

	2012	2011

Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$297	$301
Long-term receivables [note 20]	95	176
Patents and licenses, net	34	30
Unrealized gain on cash flow hedges [note 20]	32	15
E-Car intangible [note 6]	158	—
Other, net [note 6]	137	72

	$753	$594

WARRANTY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Company's warranty accruals

The following is a continuity of the Company’s warranty accruals:

	2012	2011	2010

Balance, beginning of year	$76	$68	$75
Expense, net	43	46	32
Settlements	(46)	(38)	(37)
Acquisitions [note 6]	17	—	—
Foreign exchange and other	4	—	(2)

	$94	$76	$68

DEBT AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Company's long-term debt
[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2012	2011

Bank term debt at a weighted average interest rate of approximately 8.0% [2011 - 9.4%], denominated primarily in Chinese renminbi and Brazilian real	$268	$137
Government loans at a weighted average interest rate of approximately 5.4% [2011 - 5.8%], denominated primarily in euros	15	18
Other	78	42

	361	197
Less due within one year	249	151

	$112	$46

Schedule of future principal repayments on long-term debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2013	$249
2014	24
2015	31
2016	16
2017	16
Thereafter	25

$361

Interest (income) expense, net
[d]	Interest expense (income), net includes:

	2012	2011	2010

Interest expense
Current	$27	$16	$9
Long-term	7	3	2

	34	19	11
Interest income	(18)	(25)	(22)

Interest expense (income), net	$16	$(6)	$(11)

Company's commitments under operating leases and requiring annual rental payments
[f]	At December 31, 2012, the Company had commitments under operating leases requiring annual rental payments as follows:

Total

2013	$318
2014	287
2015	256
2016	233
2017	204
Thereafter	336

$1,634

LONG-TERM EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Long-term employee benefit liabilities

Long-term employee benefit liabilities consist of:

	2012	2011	2010

Defined benefit pension plans and other [a]	$230	$143	$97
Termination and long service arrangements [b]	286	229	212
Retirement medical benefits plans [c]	39	37	34
Other long-term employee benefits	5	10	13

Long-term employee benefit obligations	$560	$419	$356

Schedule of Company's defined benefit pension plan

Information about the Company’s defined benefit pension plans is as follows:

	2012	2011	2010

Projected benefit obligation
Beginning of year	$403	$352	$330
Current service cost	12	11	11
Interest cost	19	19	18
Actuarial losses (gains) and changes in actuarial assumptions	50	42	(5)
Benefits paid	(19)	(14)	(17)
Special termination benefit	—	1	8
Acquisition	49	—	5
Divestitures	—	(3)	—
Currency translation	6	(5)	2

End of year	520	403	352

Plan assets at fair value
Beginning of year	259	253	218
Return on plan assets	26	—	25
Employer contributions	19	24	21
Benefits paid	(19)	(14)	(15)
Currency translation	3	(4)	4

End of year	288	259	253

Ending funded status	$232	$144	$99

	2012	2011	2010

Amounts recorded in the consolidated balance sheet
Non-current asset	$—	$(1)	$—
Current liability	2	2	2
Non-current liability	230	143	97

Net amount	$232	$144	$99

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(142)	$(101)	$(42)

Net periodic benefit cost
Current service cost	$12	$11	$11
Interest cost	19	19	18
Return on plan assets	(19)	(19)	(17)
Actuarial losses	3	1	2
Special termination benefit	—	1	8

Net periodic benefit cost	$15	$13	$22

Future benefit payments
[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2013	$30	$10	$2	$42

Expected benefit payments:
2013	$17	$10	$2	$29
2014	15	10	2	27
2015	16	11	2	29
2016	16	12	3	31
2017	17	13	3	33
Thereafter	93	95	12	200

	$174	$151	$24	$349

Asset allocation of defined benefit pension plans

The asset allocation of the Company’s defined benefit pension plans at December 31, 2012 and 2011, and the target allocation for 2013 is as follows:

	2013	2012	2011

Equity securities	55-75%	57%	60%
Fixed income securities	25-45%	42%	39%
Cash and cash equivalents	0-15%	1%	1%

	100%	100%	100%

Pension Plans, Defined Benefit [Member]
Summary of weighted average significant actuarial assumptions adopted in measuring Company's obligations and cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2012	2011	2010

Projected benefit obligation
Discount rate	4.1%	4.7%	5.5%
Rate of compensation increase	2.8%	2.8%	2.6%

Net periodic benefit cost
Discount rate	4.7%	5.2%	5.9%
Rate of compensation increase	2.8%	2.7%	3.5%
Expected return on plan assets	7.0%	7.1%	7.7%

Termination And Long Service Arrangements [Member]
Summary of weighted average significant actuarial assumptions adopted in measuring Company's obligations and cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2012	2011	2010

Discount rate	4.2%	5.4%	4.9%
Rate of compensation increase	3.9%	4.0%	3.9%

Schedule of Company's defined benefit pension plan

Information about the Company’s termination and long service arrangements is as follows:

	2012	2011	2010

Projected benefit obligation
Beginning of year	$237	$220	$190
Current service cost	15	14	13
Interest cost	12	10	11
Actuarial losses and changes in actuarial assumptions	41	14	33
Benefits paid	(12)	(11)	(12)
Curtailment	(4)	—	—
Divestitures	—	—	(3)
Currency translation	7	(10)	(12)

Ending funded status	$296	$237	$220

Amounts recorded in the consolidated balance sheet
Current liability	$10	$8	$8
Non-current liability	286	229	212

Net amount	$296	$237	$220

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(73)	$(45)	$(41)

Net periodic benefit cost
Current service cost	$15	$14	$13
Interest cost	12	10	11
Actuarial losses	12	6	5

Net periodic benefit cost	$39	$30	$29

Retirement Medical Benefits Plans [Member]
Summary of weighted average significant actuarial assumptions adopted in measuring Company's obligations and cost

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2012	2011	2010

Retirement medical benefit obligations	3.6%	4.2%	5.4%
Net periodic benefit cost	4.2%	5.4%	5.7%
Health care cost inflation	8.0%	9.2%	9.2%

Schedule of Company's defined benefit pension plan

Information about the Company’s retirement medical benefits plans are as follows:

	2012	2011	2010

Projected benefit obligation
Beginning of year	$39	$36	$36
Interest cost	2	2	2
Actuarial losses and changes in actuarial assumptions	3	4	1
Benefits paid	(3)	(3)	(3)

Ending funded status	$41	$39	$36

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	39	37	34

Net amount	$41	$39	$36

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$3	$3	$4
Unrecognized actuarial gains	8	12	18

Total accumulated other comprehensive income	$11	$15	$22

Net periodic benefit cost
Interest cost	$2	$2	$2
Actuarial gains	(1)	(1)	(1)
Past service cost amortization	—	(1)	—

Net periodic benefit cost	$1	$—	$1

OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Particulars of Other long-term liabilities

Other long-term liabilities consist of:

	2012	2011

Long-term portion of income taxes payable	$94	$119
Asset retirement obligation	39	36
Long-term portion of fair value of hedges [note 20]	10	41
Deferred revenue	11	11

	$154	$207

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of options outstanding

The following is a continuity schedule of options outstanding [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options	Weighted average exercise price		Number of options exercisable

Outstanding at December 31, 2009	7,150,544	Cdn$	34.26	4,988,544
Granted	6,341,000		34.04	—
Exercised	(1,504,616)		34.31	(1,504,616)
Cancelled [i]	(844,478)		33.04	(844,478)
Vested	—		—	722,666

Outstanding at December 31, 2010	11,142,450	Cdn$	34.22	3,362,116
Exercised [ii]	(2,737,253)		33.28	(2,737,253)
Cancelled	(1,537,830)		48.86	(1,426,164)
Vested	—		—	2,868,001

Outstanding at December 31, 2011	6,867,367	Cdn$	31.54	2,066,700
Granted	1,389,000		48.22	—
Exercised [iii]	(1,525,159)		28.46	(1,525,159)
Cancelled	(107,966)		53.14	(58,967)
Vested	—		—	2,745,000

Outstanding at December 31, 2012	6,623,242	Cdn$	35.39	3,227,574

The total intrinsic value of options exercised during 2012 was $6 million [2011 - $19 million; 2010 - $14 million].

[i]	On August 19, 2010, options to acquire 243,000 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $4 million and was charged to contributed surplus.

On November 8, 2010, options to acquire 386,666 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $8 million and was charged to contributed surplus.

[ii]	On June 22, 2011, the Company’s Honorary Chairman and Founder, Mr. Stronach, exercised 1,083,333 options on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $25 million were made to Mr. Stronach.

On July 13, 2011, 200,001 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $5 million were made to the stock option holder.

[iii]	On February 26, 2012, 200,000 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $4 million were made to the stock option holder.

Summary of characteristics of options outstanding

At December 31, 2012, the outstanding options consist of [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options		Remaining contractual life [years]	Number of options exercisable

$15 to $20		986,868	3.2		986,868
$25 to $30		3,050,032	4.2		1,400,032
$35 to $40		60,000	4.0		60,000
$40 to $45		27,342	0.5		27,342
$45 to $50		1,384,000	2.8		10,000
$50 to $55		1,115,000	5.0		743,332

		6,623,242			3,227,574

Weighted average exercise price	Cdn$	35.39		Cdn$	30.93

Weighted average life remaining [years]		4.54			4.00

Aggregate intrinsic value at December 31, 2012		$93			$60

Fair value of stock options granted

The weighted average assumptions used in measuring the fair value of stock options granted or modified are as follows:

	2012	2011	2010

Risk-free interest rate	2.23%	—	2.26%
Expected dividend yield	2.00%	—	2.00%
Expected volatility	43%	—	35%
Expected time until exercise	4.5 years	—	4 years

Weighted average fair value of options granted or modified in year [Cdn$]	$15.37	$—	$10.00

Schedule of reduction in stated value of company's common shares

The following is a continuity of the stock that has not been released to the executives and is reflected as a reduction in the stated value of the Company’s Common Shares [number of Common Shares in the table below are expressed in whole numbers]:

	Number of shares	Stated value

Awarded and not released, December 31, 2009	1,371,978	$45
Release of restricted stock	(189,242)	(5)

Awarded and not released, December 31, 2010	1,182,736	40
Release of restricted stock	(156,432)	(5)

Awarded and not released, December 31, 2011	1,026,304	35
Release of restricted stock	(143,316)	(5)

Awarded and not released, December 31, 2012	882,988	$30

Schedule of restricted stock unit programs outstanding

The following is a continuity schedule of restricted stock unit programs outstanding [number of stock units in the table below are expressed in whole numbers]:

	Equity classified RSUs	Liability classified RSUs	Liability classified DSUs	Total

Outstanding at December 31, 2009	184,084	12,272	153,013	349,369
Granted	20,940	26,000	40,954	87,894
Dividend equivalents	946	391	1,758	3,095
Redeemed	(24,238)	(4,421)	(9,377)	(38,036)

Outstanding at December 31, 2010	181,732	34,242	186,348	402,322
Granted	208,458	4,150	22,669	235,277
Dividend equivalents	2,022	946	4,696	7,664
Redeemed	(24,486)	(9,532)	(15,267)	(49,285)

Outstanding at December 31, 2011	367,726	29,806	198,446	595,978
Granted	320,131	15,364	37,456	372,951
Dividend equivalents	1,895	1,133	5,145	8,173
Redeemed	(84,322)	(26,204)	(34,124)	(144,650)

Outstanding at December 31, 2012	605,430	20,099	206,923	832,452

Summary of Stock-based compensation expense recorded in selling, general and administrative expenses

Stock-based compensation expense recorded in selling, general and administrative expenses related to the above programs is as follows:

	2012	2011	2010

Incentive Stock Option Plan [i]	$19	$21	$43
Long-term retention	5	7	9
Restricted stock unit	14	6	1

	38	34	53

Fair value adjustment for liability classified DSUs	4	(3)	4

Incentive Stock Option Plan	$42	$31	$57

[i]	During 2010, option agreements with three departing executives were modified resulting in a one-time charge to compensation expense of $20 million. These charges represent the fair value of the options at the date of modification net of originally measured compensation cost which was reversed.

COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2012
Maximum number of shares outstanding exercised or converted
[d]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 7, 2013 were exercised or converted:

Common Shares	233,839,998
Stock options [note 17]	6,535,694

240,375,692

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of accumulated other comprehensive income

The following is a continuity schedule of accumulated other comprehensive income:

	2012	2011	2010

Accumulated net unrealized gain on translation of net investment in foreign operations
Balance, beginning of year	$547	$759	$742
Net unrealized gain (loss)	86	(171)	20
Repurchase of shares under normal course issuer bids [note 18]	(4)	(41)	(3)

Balance, end of year	629	547	759

Accumulated net unrealized gain (loss) on cash flow hedges [a]
Balance, beginning of year	(23)	40	(13)
Net unrealized gain (loss)	75	(41)	80
Reclassification of net gain to net income	(18)	(22)	(27)

Balance, end of year	34	(23)	40

Accumulated net unrealized gain on available-for-sale investments
Balance, beginning of year	5	11	—
Net unrealized (loss) gain	(4)	(6)	11

Balance, end of year	1	5	11

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(107)	(58)	(44)
Net unrealized loss	(72)	(52)	(18)
Reclassification of net loss to net income	11	3	4

Balance, end of year	(168)	(107)	(58)

Total accumulated other comprehensive income [c]	$496	$422	$752

Summary of amount of income tax (obligation) benefit
[a]	The amount of income tax (obligation) benefit that has been netted in the accumulated net unrealized gain (loss) on cash flow hedges is as follows:

	2012	2011	2010

Balance, beginning of year	$12	$(15)	$2
Net unrealized (gain) loss	(30)	18	(22)
Reclassification of net gain to net income	5	9	5

Balance, end of year	$(13)	$12	$(15)

Income tax benefit in the accumulated net unrealized loss on other long-term liabilities
[b]	The amount of income tax benefit that has been netted in the accumulated net unrealized loss on other long-term liabilities is as follows:

	2012	2011	2010
Balance, beginning of year	$24	$1	$6
Net unrealized loss (gain)	15	25	(3)
Reclassification of net loss to net income	(3)	(2)	(2)

Balance, end of year	$36	$24	$1

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Foreign exchange forward contracts representing commitments to buy and sell various foreign currencies

At December 31, 2012, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2013	229	1.01252	48	1.31881	3,179	0.07313
2013	(600)	1.02054	(8)	1.28626	—	—
2014	31	1.04151	34	1.31939	2,071	0.06844
2014	(271)	1.01573	—	—	—	—
2015	23	1.03073	—	—	799	0.06894
2015	(104)	1.01754	—	—	—	—
2016	12	1.03697	—	—	—	—
2016	(4)	1.04751	—	—	—	—

	(684)		74		6,049

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech Koruna amount	Weighted average rate	Polish Zlotys amount	Weighted average rate
2013	53	0.75541	41	1.17565	2,488	0.03988	86	0.23344
2013	(93)	0.76441	(14)	1.24572	(11)	0.04014	—	—
2014	17	0.74515	31	1.14482	1,572	0.03980	41	0.22452
2014	(52)	0.77097	—	—	—	—	—	—
2015	—	—	13	1.19170	784	0.03971	—	—
2015	(35)	0.77597	—	—	—	—	—	—
2016	(13)	0.77162	—	—	—	—	—	—

	(123)		71		4,833		127

Schedule of Company's financial assets and liabilities

The Company’s financial assets and liabilities consist of the following:

	2012	2011

Held-for-trading
Cash and cash equivalents	$1,522	$1,325
Investment in ABCP [note 8]	90	82

	$1,612	$1,407

Held-to-maturity investments
Severance investments	$8	$5

Available-for-sale investments
Equity investments	$9	$12

Loans and receivables
Accounts receivable	$4,774	$4,398
Long-term receivables included in other assets [note 12]	95	176

	$4,869	$4,574

	2012	2011

Other financial liabilities
Bank indebtedness	$71	$36
Long-term debt (including portion due within one year)	361	197
Accounts payable	4,450	3,961

	$4,882	$4,194

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$37	$21
Other assets	32	15
Other accrued liabilities	(11)	(31)
Other long-term liabilities	(9)	(38)

	49	(33)

Natural gas contracts
Prepaid expenses	2	—
Other accrued liabilities	(3)	(6)
Other long-term liabilities	(1)	(3)

	(2)	(9)

	$47	$(42)

SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of information with respect to segment

The following tables show certain information with respect to segment disclosures:

	2012
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,343	$5,907				$158	$660
United States	7,518	7,053				294	973
Mexico	3,520	3,281				163	573
Eliminations	(1,046)	—				—	—

North America	16,335	16,241	$432	$1,521	$701	615	2,206

Europe
Western Europe (excluding Great Britain)	10,089	9,927				246	1,490
Great Britain	961	952				15	58
Eastern Europe	1,847	1,684				117	584
Eliminations	(188)	—				—	—

Europe	12,709	12,563	283	165	611	378	2,132

Rest of World	2,111	2,010	59	(28)	160	270	686
Corporate and Other [i]	(318)	23	27	—	1	11	249

Total reportable segments	30,837	30,837	801	1,658	1,473	1,274	5,273
Other income, net				108
Interest expense, net				(16)

	$30,837	$30,837	$801	$1,750	$1,473	$1,274	$5,273
Current assets							9,135
Investments, goodwill, deferred tax assets and other assets							2,701

Consolidated total assets							$17,109

	2011
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$5,951	$5,552				$115	$586
United States	7,025	6,514				281	804
Mexico	2,902	2,698				162	477
Eliminations	(1,023)	—				—	—

North America	14,855	14,764	$358	$1,373	$644	558	1,867

Europe
Western Europe (excluding Great Britain)	10,124	9,963				284	1,111
Great Britain	913	909				7	53
Eastern Europe	1,708	1,557				132	438
Eliminations	(189)	—				—	—

Europe	12,556	12,429	259	(22)	393	423	1,602

Rest of World	1,599	1,506	38	56	158	236	485
Corporate and Other [i]	(262)	49	31	(40)	1	19	282

Total reportable segments	28,748	28,748	686	1,367	1,196	1,236	4,236
Other expense, net				(156)
Interest income, net				6

	$28,748	$28,748	$686	$1,217	$1,196	$1,236	4,236
Current assets							8,146
Investments, goodwill, deferred tax assets and other assets							2,297

Consolidated total assets							$14,679

	2010
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$5,122	$4,777				$126	$638
United States	5,808	5,348				130	668
Mexico	2,346	2,189				49	371
Eliminations	(906)	—				—	—

North America	12,370	12,314	$358	$1,116	$651	305	1,677

Europe
Western Europe (excluding Great Britain)	8,349	8,190				189	1,109
Great Britain	813	813				5	58
Eastern Europe	1,256	1,165				119	351
Eliminations	(129)	—				—	—

Europe	10,289	10,168	242	117	402	313	1,518

Rest of World	1,016	930	27	72	140	44	211
Corporate and Other [i]	(210)	53	29	(94)	1	84	336

Total reportable segments	23,465	23,465	656	1,211	1,194	746	3,742
Other expense, net				(25)
Interest income, net				11

	$23,465	$23,465	$656	$1,197	$1,194	$746	3,742
Current assets							7,485
Investments, goodwill, deferred tax assets and other assets							2,447

Consolidated total assets							$13,674

Share of E-Car Partnership

Included in the table above are the following amounts related to Magna’s share of the E-Car Partnership:

	Total sales	Equity loss	Amortization of intangibles	Adjusted EBIT

North America	$12	$—	$52	$(76)
Europe	12	—	—	(6)
Corporate and Other	—	35	—	(35)

Total reportable segments	$24	$35	$52	$(117)

For the year ended December 31, 2012, E-Car had total sales of $91 million and total adjusted EBIT loss of $130 million.

Included in the table above are the following amounts related to Magna’s share of the E-Car Partnership:

	Total sales	Equity loss	Amortization of intangibles	Adjusted EBIT

North America	$—	$—	$—	$—
Europe	—	—	—	—
Corporate and Other	—	66	—	(66)

Total reportable segments	$—	$66	$—	$(66)

For the year ended December 31, 2011, E-Car had total sales of $92 million and total adjusted EBIT loss of $91 million.

Included in the table above are the following amounts related to Magna’s share of the E-Car Partnership:

			Amortization
	Total sales	Equity loss	of intangibles	Adjusted EBIT

North America	$—	$—	$—	$—
Europe	—	—	—	—
Corporate and Other	8	30	—	(80)

Total reportable segments	$8	$30	$—	$(80)

For the year ended December 31, 2010, E-Car had total sales of $20 million and total adjusted EBIT loss of $89 million.

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

Schedule of aggregates external revenues by customer
[b]	The following table aggregates external revenues by customer as follows:

	2012	2011	2010

General Motors	$5,704	$6,202	$4,731
Fiat / Chrysler Group	4,637	3,864	3,102
BMW	4,100	4,191	3,090
Ford Motor Company	3,848	3,549	3,371
Volkswagen	3,835	3,187	2,567
Daimler AG	3,367	2,793	2,354
Other	5,346	4,962	4,250

	$30,837	$28,748	$23,465

Summary of external revenues by automotive products and services
[c]	The following table summarizes external revenues generated by automotive products and services:

	2012	2011	2010

Exterior and interior systems	$11,673	$11,020	$8,637
Body systems and chassis systems	7,123	6,056	4,801
Powertrain systems	3,825	3,667	3,064
Complete vehicle assembly	2,561	2,690	2,163
Tooling, engineering and other	2,317	2,065	2,005
Vision and electronic systems	2,132	2,066	1,756
Closure systems	1,206	1,184	1,039

	$30,837	$28,748	$23,465

Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Center Operations Country Employee
Significant Accounting Policies [Line Items]
Number of manufacturing operations	313
Number of product development, engineering and sales centres	88
Number of countries in which entity operates	29
Number of employees	119,000
Short-term investments maturity period maximum	3 months
Short-term investments maturity period	Less than three months
Estimated useful lives of definite-lived intangible assets	5 years
Changes in assumptions and experience gains and losses	Greater than 10%
Period of benefit obligation in current liabilities	Next 12 months
Minimum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	2.50%
Minimum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	7.00%
Minimum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	5.00%
Maximum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	33.00%

Other (Income) Expense, Net - Other (Income) Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010 Rest Of World [Member]	Dec. 31, 2010 Rest Of World [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2012 North America [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]	Sep. 30, 2011 Europe [Member]	Dec. 31, 2010 Europe [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]	Dec. 31, 2010 Europe [Member]	Aug. 31, 2010 Corporate [Member]	Sep. 30, 2012 Corporate [Member]	Jun. 30, 2011 Corporate [Member]	Dec. 31, 2012 Corporate [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]
Component of Operating Other Cost and Expense [Line Items]
Impairment of long-lived assets						$ 7	$ 7	$ 2	$ 7	$ 7	$ 23	$ 14		$ 16	$ 23	$ 14	$ 16
Re-measurement gain of E-Car	(188)							(35)											(153)		(153)
Settlement agreement									11
Insurance proceeds									(15)
Restructuring charges										32	55				55
Total								(33)	3	39					78	154	16				(153)	(1)	(16)
Loss (gain) on disposal of facility				(14)	(14)							129	113			129
Customer bankruptcy												11				11
Write down of real estate																						9
Gain on sale of investment																				10		(10)
Gain on deconsolidation of E-Car																		16					(16)
Other (income) expense, net	$ (108)	$ 156	$ 25

Other (Income) Expense, Net - Other (Income) Expense, Net (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended					3 Months Ended				12 Months Ended			1 Months Ended		3 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 STT Technologies Inc. [Member] USD ($)	Oct. 26, 2012 STT Technologies Inc. [Member]	Mar. 31, 2010 Rest Of World [Member] USD ($)	Dec. 31, 2010 Rest Of World [Member] USD ($)	Dec. 31, 2011 North America [Member] USD ($)	Sep. 30, 2011 North America [Member] USD ($)	Dec. 31, 2010 North America [Member] USD ($)	Dec. 31, 2012 North America [Member] USD ($)	Dec. 31, 2011 North America [Member] USD ($)	Dec. 31, 2010 North America [Member] USD ($)	Dec. 31, 2012 North America [Member] STT Technologies Inc. [Member] USD ($)	Oct. 26, 2012 North America [Member] STT Technologies Inc. [Member] USD ($)	Dec. 31, 2012 Europe [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Sep. 30, 2011 Europe [Member] USD ($)	Dec. 31, 2010 Europe [Member] USD ($)	Dec. 31, 2012 Europe [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Dec. 31, 2010 Europe [Member] USD ($)	Aug. 31, 2012 Corporate [Member] USD ($)	Aug. 31, 2010 Corporate [Member] USD ($)	Sep. 30, 2012 Corporate [Member] USD ($)	Jun. 30, 2011 Corporate [Member] USD ($)	Jun. 30, 2011 Corporate [Member] CAD	Mar. 31, 2011 Corporate [Member] USD ($)	Dec. 31, 2012 Corporate [Member] USD ($)	Dec. 31, 2011 Corporate [Member] USD ($)	Dec. 31, 2010 Corporate [Member] USD ($)	Aug. 31, 2010 Corporate [Member] USD ($)	Aug. 31, 2010 Corporate [Member] Stronach Group [Member] USD ($)	Dec. 31, 2010 Facility Closing [Member] North America [Member] USD ($)
Component of Operating Other Cost and Expense [Line Items]
Long-lived asset impairment charges									$ 7		$ 7	$ 2	$ 7	$ 7			$ 23	$ 14		$ 16	$ 23	$ 14	$ 16
Long-lived asset impairment charges after tax									7		5	1					22	13		16
Company acquired			27.00%			50.00%										50.00%								27.00%										27.00%
Cash acquired consideration	652	106	75	120	55											55								75										80
Estimated fair value															55											205
Recognition of non-cash	188				35							35			35											153				153
Recognition of non-cash after tax															35											125
Settlement agreement										11
Insurance proceeds									15
Restructuring and rationalization costs in cost of goods sold																																			32
Restructuring and rationalization costs in cost of goods sold after tax																																			27
Restructuring charges to be paid									7				7
Restructuring charges														32			55				55
Restructuring charges after Tax																	53
Loss (gain) on disposal of facility							(14)	(14)										129	113			129
Company agreed to fund the buyer against the losses on disposal																			67
Remaining assets assigned no value by buyer																			26
Customer costs reimburse																			20
Long lived asset impairment charges related to an interior systems facility																		16
Charge related to the insolvency																		11				11
Proceeds from sale of interest in intangible assets							30
Percentage of non-controlling interest in an equity accounted investment																								73.00%			40.00%	40.00%					73.00%
Impairment charges for assets																													9
Proceeds from sale of equity method investments																											151	147
Gain on sale of investment																											10				(10)
Cash investment																									145								145
Company showed a reduction of cash		91																							91
Gain recognized in income																									$ 16							$ (16)

Earnings Per Share - Computation of Earnings per share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income attributable to Magna International Inc.	$ 1,433	$ 1,018	$ 1,003
Average number of Common and Class B Shares outstanding during the year	232.4	239.3	230
Basic earnings per Common or Class B Share	$ 6.17	$ 4.26	$ 4.36
Stock options and restricted stock	2.8	3.5	3
Diluted	235.2	242.8	233
Diluted earnings per Common or Class B Share	$ 6.09	$ 4.2	$ 4.3

Earnings Per Share - Computation of Earnings per share (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Common or Class B share exclude issuable of common shares	2.3	2.1	3.9

Details of Consolidated Statements of Cash Flows - Components of Cash and Cash Equivalents (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bank term deposits, bankers' acceptances and government paper	$ 1,220	$ 968
Cash	302	357
Cash and cash equivalents	$ 1,522	$ 1,325	$ 1,881	$ 1,270

Details of Consolidated Statements of Cash Flows - Details of Items Not Involving Current Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and amortization	$ 801	$ 686	$ 656
Other non-cash charges	154	110	148
Amortization of other assets included in cost of goods sold	113	80	67
Deferred income taxes	(46)	(76)	(17)
Equity income	(151)	(121)	(132)
Non-cash portion of Other (income) expense, net	(163)	147	7
Items not involving current cash flows	$ 708	$ 826	$ 729

Details of Consolidated Statements of Cash Flows - Changes in Non-Cash Operating Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable	$ (46)	$ (909)	$ (589)
Inventories	(315)	(282)	(164)
Prepaid expenses and other	36	(49)	(9)
Accounts payable	249	475	550
Accrued salaries and wages	37	80	93
Other accrued liabilities	97	87	65
Income taxes (payable) receivable	16	(29)	203
Deferred revenue	(2)	(4)	(3)
Changes in non-cash operating assets and liabilities	$ 72	$ (631)	$ 146

Business Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011	Dec. 31, 2010 Entity	Aug. 31, 2012	May 31, 2011	Jun. 04, 2012 Interior Systems [Member]	Aug. 31, 2012 E-Car [Member]	Dec. 31, 2012 E-Car [Member]	Aug. 31, 2012 E-Car [Member] Preliminary purchase equation allocation [Member]	Oct. 26, 2012 STT Technologies Inc. [Member]	Dec. 31, 2012 STT Technologies Inc. [Member]	Dec. 31, 2012 Ixetic Verwaltungs GmbH [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Cash acquired	$ 127,000,000					$ 19,000,000	$ 19,000,000	$ 19,000,000		$ 13,000,000	$ 13,000,000	$ 64,000,000
Cash paid	652,000,000	120,000,000	106,000,000	75,000,000		1,000,000		75,000,000			55,000,000	459,000,000
Interest acquired				27.00%			27.00%			50.00%
Net cash outflow	525,000,000	120,000,000	106,000,000				56,000,000			42,000,000		395,000,000
Purchase intangibles									210,000,000
Goodwill	289,000,000	29,000,000	68,000,000					16,000,000		58,000,000	58,000,000	169,000,000
Number of manufacturing facilities in Brazil	4
Percentage of interest in Wuhu Youth Tongyang Auto Plastic Parts Co., Ltd.					51.00%
Total consideration for the acquisitions	525,000,000	157,000,000	120,000,000					56,000,000			42,000,000	395,000,000
Consideration assumed as debt		37,000,000	14,000,000
Change in non-cash working capital	(129,000,000)	35,000,000	(45,000,000)					(48,000,000)			9,000,000	54,000,000
Increase in fixed assets	501,000,000	95,000,000	69,000,000					87,000,000			30,000,000	186,000,000
Deferred tax assets		6,000,000	4,000,000
Other long-term liabilities	35,000,000	28,000,000	5,000,000
Minority interest	11,000,000	7,000,000	3,000,000					11,000,000
Number of production facilities in Argentina			3
Other assets	94,000,000		40,000,000					9,000,000				68,000,000
Deferred tax liabilities			8,000,000
Company's pro forma consolidated sales	31,500,000,000	30,000,000,000
Losses on acquisition	$ 1,400,000,000	$ 900,000,000

Business Acquisitions - Preliminary Purchase Equation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 BDW [Member]	Aug. 31, 2012 E-Car [Member]	Dec. 31, 2012 E-Car [Member]	Oct. 26, 2012 STT Technologies Inc. [Member]	Dec. 31, 2012 STT Technologies Inc. [Member]	Dec. 31, 2012 Ixetic Verwaltungs GmbH [Member]	Dec. 31, 2012 Other [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Cash	$ 127				$ 11		$ 19		$ 13	$ 64	$ 20
Non-cash working capital	(129)		35	(45)	(122)		(48)		9	54	(22)
Investments	3									3
Fixed assets	501		95	69	188		87		30	186	10
Goodwill, net	289		29	68	32		16	58	58	169	14
Other assets	94			40	17		9			68
Purchase intangibles	215						210		5
Long-term employee benefit liabilities	(49)						(2)			(45)	(2)
Long-term debt	(25)				(24)					(1)
Other long-term liabilities	(35)		(28)	(5)	(35)
Deferred tax liabilities	(68)				(23)				(5)	(39)	(1)
Non-controlling interests	(11)		(7)	(3)			(11)
Fair value of net assets	912				44		280		110	459	19
Less: Carrying value of Magna's equity accounted investment	(72)						(52)		(20)
Gain on re-measurement	(188)						(153)		(35)
Consideration paid	652	75	120	106	44		75		55	459	19
Less: Cash acquired	(127)				(11)	(19)	(19)	(13)	(13)	(64)	(20)
Net cash outflow	$ 525		$ 157	$ 120	$ 33		$ 56		$ 42	$ 395	$ (1)

Inventories - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
Raw materials and supplies	$ 911	$ 800
Work-in-process	260	229
Finished goods	283	253
Tooling and engineering	1,058	763
Inventory, net, total	$ 2,512	$ 2,045

Investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ABCP [Member] USD ($)	Dec. 31, 2012 ABCP [Member] CAD	Dec. 31, 2011 ABCP [Member] CAD	Jan. 16, 2009 ABCP [Member] CAD
Schedule of Equity Method Investments [Line Items]
Investments in ABCP					107	125
Restructuring notes in a Master Trust MAV2-A Notes issued under new restructuring plan							102
Restructuring notes in a MAV2-B and C Notes issued under new restructuring plan							9
Tracking notes deemed ineligible for inclusion in the Master Trust							23
Increase in carrying value of equity method investment				15
Sales to equity method investees	$ 171	$ 76	$ 18

Investments - Company's Investment in ABCP (Detail) (ABCP [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ABCP [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of year	$ 82	$ 84	$ 85
Valuation adjustment	15
Cash receipts	(9)		(5)
Foreign exchange and other	2	(2)	4
Balance, end of year	$ 90	$ 82	$ 84

Investments - Company's Combined Proportionate Share of Major Components of Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Current assets	$ 344	$ 389
Long-term assets	74	173
Current liabilities	150	203
Long-term liabilities	60	58
Sales	967	881	698
Cost of goods sold, expenses and income taxes	814	805	580
Net income	$ 153	$ 76	$ 118

Fixed Assets - Components of Fixed Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 12,798	$ 10,869
Property plant and equipment, net	5,273	4,236	3,742
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	238	199
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,513	1,195
Accumulated depreciation	(541)	(453)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,047	9,475
Accumulated depreciation	$ (6,984)	$ (6,180)

Fixed Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Construction in progress expenditures	$ 939	$ 842

Goodwill - Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,196	$ 1,194
Acquisitions	289	29
Foreign exchange and other	(12)	(27)
Goodwill, Ending balance	1,473	1,196
North America [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	644	651
Acquisitions	75	2
Foreign exchange and other	(18)	(9)
Goodwill, Ending balance	701	644
Europe And Other [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	392	402
Acquisitions	206	2
Foreign exchange and other	13	(12)
Goodwill, Ending balance	611	392
Rest Of World And Other [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	160	141
Acquisitions	8	25
Foreign exchange and other	(7)	(6)
Goodwill, Ending balance	$ 161	$ 160

Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Canadian statutory income tax rate	26.50%	28.30%	31.00%
Manufacturing and processing profits deduction	(0.70%)	(0.80%)	(0.60%)
Foreign rate differentials	(1.50%)	(2.00%)	(4.20%)
Losses not benefited	5.80%	11.40%	3.30%
Utilization of losses previously not benefited	(0.30%)	(10.20%)	(9.40%)
Earnings of equity accounted investees	(1.20%)	(1.60%)	(2.20%)
Investment tax credits	(2.30%)	(1.60%)	(1.30%)
Valuation allowance on deferred tax assets	(5.00%)	(6.50%)	(0.30%)
Re-measurement gains	(1.10%)	0.00%	0.00%
Other	(1.70%)	(0.40%)	(0.10%)
Effective income tax rate	18.50%	16.60%	16.20%

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Valuation allowances released	$ 89,000,000	$ 89,000,000	$ 78,000,000	$ 3,000,000
Remaining valuation allowances	94,000,000	94,000,000
Income taxes paid, net		347,000,000	304,000,000	(6,000,000)
Income tax loss carryforwards	2,080,000,000	2,080,000,000
Losses on acquisition	35,000,000	35,000,000
Total losses	1,110,000,000	1,110,000,000
Expiry date of losses		Between 2013 and 2032
Gross unrecognized tax benefits	279,000,000	279,000,000	252,000,000	257,000,000
Recognized tax benefits	240,000,000	240,000,000	222,000,000
Interest and penalties, on the unrecognized tax benefits	49,000,000	49,000,000	42,000,000
Reserves for interest and penalties	7,000,000	7,000,000
Decrease in gross unrecognized tax benefits	155,000,000	155,000,000
Decrease in recognized tax benefits	$ 140,000,000	$ 140,000,000

Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Canadian	$ 996	$ 710	$ 497
Foreign	754	507	700
Income before income taxes, Total	$ 1,750	$ 1,217	$ 1,197

Income Taxes - Details of Income Tax Provision (Recovery) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Canadian	$ 170	$ 115	$ 73
Foreign	200	163	138
Current income tax, Total	370	278	211
Canadian	(6)	7	11
Foreign	(40)	(83)	(28)
Deferred income tax, Total	(46)	(76)	(17)
Income tax provision, Total	$ 324	$ 202	$ 194

Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax depreciation greater (less) than book depreciation		$ 13	$ 51	$ (13)
Book amortization less than (in excess of) tax amortization		16		(20)
Liabilities currently not deductible for tax		(29)	(28)	(27)
Net tax losses (benefited) utilized		(11)	(37)	48
Change in valuation allowance on deferred tax assets	(89)	(89)	(78)	(3)
Net tax credits utilized		53	24	0
Other		1	(8)	(2)
Deferred income tax, Total		$ (46)	$ (76)	$ (17)

Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax benefit of loss carryforwards	$ 628	$ 527
Liabilities currently not deductible for tax	263	219
Tax credit carryforwards	35	73
Unrealized loss on cash flow hedges and retirement liabilities	48	51
Deferred tax assets, Gross, Total	974	870
Valuation allowance against tax benefit of loss carryforwards	(504)	(454)
Other valuation allowance	(45)	(103)
Deferred Tax Assets, Net, Total	425	313
Tax depreciation in excess of book depreciation	199	135
Other assets book value in excess of tax value	77	20
Unrealized gain on cash flow hedges and retirement liabilities	19	8
Other	30	0
Deferred tax liabilities, total	325	163
Net deferred tax assets	$ 100	$ 150

Income Taxes - Net Deferred Tax Assets Presented on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Current deferred tax assets	$ 170	$ 206
Current deferred tax liabilities	(19)	(44)
Long-term deferred tax assets	90	69
Long-term deferred tax liabilities	(141)	(81)
Net deferred tax assets	$ 100	$ 150

Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Balance, beginning of year	$ 252	$ 257
Additions based on tax positions related to current year	68	14
(Reductions)/additions based on tax positions of prior years	(31)	13
Settlements	(10)	(12)
Statute expirations	(5)	(16)
Foreign currency translation	5	(4)
Balance, ending of year	$ 279	$ 252

Other Assets - Summary of Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Assets [Line Items]
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 297	$ 301
Long-term receivables [note 20]	95	176
Patents and licenses, net	34	30
Unrealized gain on cash flow hedges [note 20]	32	15
E-Car intangible [note 6]	158	0
Other, net [note 6]	137	72
Total other assets	$ 753	$ 594

Warranty - Schedule of Company's Warranty Accruals (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning of year	$ 76	$ 68	$ 75
Expense, net	43	46	32
Settlements	(46)	(38)	(37)
Acquisitions [note 6]	17
Foreign exchange and other	4		(2)
Balance, end of year	$ 94	$ 76	$ 68

Debt And Commitments - Schedule of Company's Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total long-term debt	$ 361	$ 197
Less due within one year	249	151
Total long term non current debt	112	46
Bank Term Debt [Member]
Total long-term debt	268	137
Government Loans [Member]
Total long-term debt	15	18
Other Long Term Debt [Member]
Total long-term debt	$ 78	$ 42

Debt And Commitments - Schedule of Company's Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Bank Term Debt [Member]
Weighted average interest rate of bank term debt	8.00%	9.40%
Government Loans [Member]
Weighted average interest rate of bank term debt	5.40%	5.80%

Debt And Commitments - Schedule of Future Principal Repayments on Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 249
2014	24
2015	31
2016	16
2017	16
Thereafter	25
Total long-term debt	$ 361	$ 197

Debt And Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Period of revolving credit facility	4 years
Borrowings under revolving credit facility	$ 2,250,000,000
Line of credit facility borrowing capacity, replaced	2,000,000,000
Line of credit facility fully transferable amount	100,000,000
Interest paid in cash	$ 32,000,000	$ 19,000,000	$ 11,000,000

Debt And Commitments - Interest (Income) Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense
Current	$ 27	$ 16	$ 9
Long-term	7	3	2
Interest Expense, Total	34	19	11
Interest income	(18)	(25)	(22)
Interest expense (income), net	$ 16	$ (6)	$ (11)

Debt And Commitments - Company's Commitments under Operating Leases Requiring Annual Rental Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013	$ 318
2014	287
2015	256
2016	233
2017	204
Thereafter	336
Total	$ 1,634

Long-Term Employee Benefit Liabilities - Long-Term Employee Benefits Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Defined benefit pension plans and other	$ 230	$ 143	$ 97
Termination and long service arrangements	286	229	212
Retirement medical benefits plans	39	37	34
Other long-term employee benefits	5	10	13
Long-term employee benefit obligations	$ 560	$ 419	$ 356

Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost (Detail) (Pension Plans, Defined Benefit [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Discount rate	4.10%	4.70%	5.50%
Rate of compensation increase	2.80%	2.80%	2.60%
Discount rate	4.70%	5.20%	5.90%
Rate of compensation increase	2.80%	2.70%	3.50%
Expected return on plan assets	7.00%	7.10%	7.70%

Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Long-term employee benefit liabilities	$ 560	$ 419	$ 356
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	403	352	330
Current service cost	12	11	11
Interest cost	19	19	18
Actuarial losses (gains) and changes in actuarial assumptions	50	42	(5)
Benefits paid	(19)	(14)	(17)
Special termination benefit	0	1	8
Acquisition	49	0	5
Divestitures	0	(3)	0
Currency translation	6	(5)	2
End of year	520	403	352
Beginning of year	259	253	218
Return on plan assets	26	0	25
Employer contributions	19	24	21
Benefits paid	(19)	(14)	(15)
Currency translation	3	(4)	4
End of year	288	259	253
Ending funded status	232	144	99
Non-current asset	0	(1)	0
Current liability	2	2	2
Long-term employee benefit liabilities	230	143	97
Net amount	232	144	99
Unrecognized actuarial losses	(142)	(101)	(42)
Current service cost	12	11	11
Interest cost	19	19	18
Return on plan assets	(19)	(19)	(17)
Actuarial losses	3	1	2
Special termination benefit	0	1	8
Net periodic benefit cost	$ 15	$ 13	$ 22

Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Projected Termination and Long Service Benefit Obligations and Net Periodic Benefit Cost (Detail) (Termination And Long Service Arrangements [Member])
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Termination And Long Service Arrangements [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.20%	5.40%	4.90%
Rate of compensation increase	3.90%	4.00%	3.90%

Long-Term Employee Benefit Liabilities - Company's Termination and Long Service Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Long-term employee benefit liabilities	$ 560	$ 419	$ 356
Termination And Long Service Arrangements [Member]
Employee Benefit Plans [Line Items]
Beginning of year	237	220	190
Current service cost	15	14	13
Interest cost	12	10	11
Actuarial losses and changes in actuarial assumptions	41	14	33
Benefits paid	(12)	(11)	(12)
Curtailment	(4)	0	0
Divestitures	0	0	(3)
Currency translation	7	(10)	(12)
Ending funded status	296	237	220
Current liability	10	8	8
Long-term employee benefit liabilities	286	229	212
Net amount	296	237	220
Unrecognized actuarial losses	(73)	(45)	(41)
Current service cost	15	14	13
Interest cost	12	10	11
Actuarial losses	12	6	5
Net periodic benefit cost	$ 39	$ 30	$ 29

Long-Term Employee Benefit Liabilities - Summary of Weighted Average Discount Rates Used in Measuring Company's Projected Retirement Medical Benefit Obligations and Net Periodic Benefit Cost (Detail) (Retirement Medical Benefits Plans [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Medical Benefits Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Retirement medical benefit obligations	3.60%	4.20%	5.40%
Net periodic benefit cost	4.20%	5.40%	5.70%
Health care cost inflation	8.00%	9.20%	9.20%

Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Non-current liability	$ 560	$ 419	$ 356
Retirement Medical Benefits Plans [Member]
Employee Benefit Plans [Line Items]
Beginning of year	39	36	36
Interest cost	2	2	2
Actuarial losses and changes in actuarial assumptions	3	4	1
Benefits paid	(3)	(3)	(3)
Ending funded status	41	39	36
Current liability	2	2	2
Non-current liability	39	37	34
Net amount	41	39	36
Unrecognized past service costs	3	3	4
Unrecognized actuarial gains	8	12	18
Total accumulated other comprehensive income	11	15	22
Interest cost	2	2	2
Actuarial gains	(1)	(1)	(1)
Past service cost amortization	0	(1)	0
Net periodic benefit cost	$ 1	$ 0	$ 1

Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2013	$ 42
2013	29
2014	27
2015	29
2016	31
2017	33
Thereafter	200
Total	349
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2013	30
2013	17
2014	15
2015	16
2016	16
2017	17
Thereafter	93
Total	174
Termination And Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2013	10
2013	10
2014	10
2015	11
2016	12
2017	13
Thereafter	95
Total	151
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2013	2
2013	2
2014	2
2015	2
2016	3
2017	3
Thereafter	12
Total	$ 24

Long-Term Employee Benefit Liabilities - Asset Allocation of Defined Benefit Pension Plans (Detail) (Pension Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Subsequent [Member] Minimum [Member]	Dec. 31, 2013 Subsequent [Member] Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	57.00%	60.00%	55.00%	75.00%
Fixed income securities	42.00%	39.00%	25.00%	45.00%
Cash and cash equivalents	1.00%	1.00%	0.00%	15.00%
Total	100.00%	100.00%		100.00%

Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Long Term Liabilities [Line Items]
Long-term portion of income taxes payable	$ 94	$ 119
Asset retirement obligation	39	36
Long-term portion of fair value of hedges	10	41
Deferred revenue	11	11
Total	$ 154	$ 207

Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Jun. 22, 2012 Chairman And Founder [Member]	Aug. 16, 2012 Chairman And Founder [Member]	Feb. 26, 2012 Chairman And Founder [Member]	Jul. 13, 2011 Chairman And Founder [Member]	Dec. 31, 2012 Stock option plan 2009 [Member]	Dec. 31, 2011 Stock option plan 2009 [Member]	Dec. 31, 2012 Stock option plan 1987 [Member]	Dec. 31, 2012 1987 Stock Option Plan granted prior to December 2003 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Activity [Line Items]
Maximum number of shares, issued under the option plan							16,000,000
Number of shares available to be granted							8,457,666	9,770,666
Period of granted option							7 years		7 years	10 years
Option vested under stock option plan to employees and consultants							One-third on each of the first three anniversaries of the date of grant
Exercised number of shares, under stock option plan			1,083,333	900,001
Cash payments made on cashless exercise of stock options			$ 25	$ 15	$ 4	$ 5
Holding period of restricted stock available to executive	4 years
Share based compensation arrangement long-term retention program restricted stock available to executive releasing period	10 years
Number of days considered for weighted average trading price	20 days
Percentage of annual retainers	60.00%
Percentage of additional annual retainers	100.00%
Percentage of increments	25.00%
One-time compensation expense		$ 20

Stock-Based Compensation - Schedule of Options Outstanding (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, beginning balance	6,867,367	11,142,450	7,150,544
Number of options, Granted	1,389,000		6,341,000
Number of options, Exercised	(1,525,159)	(2,737,253)	(1,504,616)
Number of options, Cancelled	(107,966)	(1,537,830)	(844,478)
Number of options, Vested
Number of options outstanding, ending balance	6,623,242	6,867,367	11,142,450
Weighted average exercise price outstanding, Beginning balance	31.54	34.22	34.26
Weighted average exercise price, Granted	48.22		34.04
Weighted average exercise price, Exercised	28.46	33.28	34.31
Weighted average exercise price, Cancelled	53.14	48.86	33.04
Weighted average exercise price, Vested
Weighted average exercise price outstanding, Ending Balance	35.39	31.54	34.22
Number of options exercisable outstanding, beginning balance	2,066,700	3,362,116	4,988,544
Number of options exercisable, Exercised	(1,525,159)	(2,737,253)	(1,504,616)
Number of options exercisable, Cancelled	(58,967)	(1,426,164)	(844,478)
Number of options exercisable, Vested	2,745,000	2,868,001	722,666
Number of options exercisable outstanding, Ending Balance	3,227,574	2,066,700	3,362,116

Stock-Based Compensation - Schedule of Options Outstanding (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 08, 2010	Aug. 19, 2010	Feb. 26, 2012 Stock Option Holder [Member]	Jul. 13, 2011 Stock Option Holder [Member]	Jun. 22, 2012 Chairman And Founder [Member]	Aug. 16, 2012 Chairman And Founder [Member]	Feb. 26, 2012 Chairman And Founder [Member]	Jul. 13, 2011 Chairman And Founder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 6	$ 19	$ 14
Stock option shares surrendered				386,666	243,000
In-the-money value of surrendered stock options				8	4
Exercised number of shares, under stock option plan						200,000	200,001	1,083,333	900,001
Cash payments made on cashless exercise of stock options								$ 25	$ 15	$ 4	$ 5

Stock-Based Compensation - Summary of Characteristics of Options Outstanding (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 Range One [Member] USD ($)	Dec. 31, 2012 Range Two [Member] USD ($)	Dec. 31, 2012 Range Three [Member] USD ($)	Dec. 31, 2012 Range Four [Member] USD ($)	Dec. 31, 2012 Range Five [Member] USD ($)	Dec. 31, 2012 Range Six [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range lower limit			$ 15	$ 25	$ 35	$ 40	$ 45	$ 50
Exercise price range upper limit			$ 20	$ 30	$ 40	$ 45	$ 50	$ 55
Number of options	6,623,242	6,623,242	986,868	3,050,032	60,000	27,342	1,384,000	1,115,000
Remaining contractual life [years]	4 years 6 months 15 days	4 years 6 months 15 days	3 years 2 months 12 days	4 years 2 months 12 days	4 years	6 months	2 years 9 months 18 days	5 years
Number of options exercisable	3,227,574	3,227,574	986,868	1,400,032	60,000	27,342	10,000	743,332
Aggregate intrinsic value	$ 93
Weighted average exercise price of options		35.39
Weighted average life remaining [years]	4 years	4 years
Weighted average exercise price		30.93
Aggregate intrinsic value of options exercisable	$ 60

Stock-Based Compensation - Fair Value of Stock Options Granted and Compensation Expenses (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.23%		2.26%
Expected dividend yield	2.00%		2.00%
Expected volatility	43.00%		35.00%
Expected time until exercise	4 years 6 months		4 years
Weighted average fair value of options granted or modified in year [Cdn$]	15.37		10

Stock-Based Compensation - Schedule of reduction in stated value of company's common shares (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Awarded and not released, Beginning balance	1,026,304	1,182,736	1,371,978
Number of shares, Release of restricted stock	(143,316)	(156,432)	(189,242)
Number of shares, Awarded and not released, Ending balance	882,988	1,026,304	1,182,736
Stated value, Awarded and not released, Beginning balance	$ 35	$ 40	$ 45
Stated value, Release of restricted stock	(5)	(5)	(5)
Stated value, Awarded and not released, Ending balance	$ 30	$ 35	$ 40

Stock-Based Compensation - Schedule of Restricted Stock Unit Programs Outstanding (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	367,726	181,732	184,084
Granted	320,131	208,458	20,940
Dividend equivalents	1,895	2,022	946
Redeemed	(84,322)	(24,486)	(24,238)
Number of options outstanding, Ending Balance	605,430	367,726	181,732
Liability Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	29,806	34,242	12,272
Granted	15,364	4,150	26,000
Dividend equivalents	1,133	946	391
Redeemed	(26,204)	(9,532)	(4,421)
Number of options outstanding, Ending Balance	20,099	29,806	34,242
Liability Classified DSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	198,446	186,348	153,013
Granted	37,456	22,669	40,954
Dividend equivalents	5,145	4,696	1,758
Redeemed	(34,124)	(15,267)	(9,377)
Number of options outstanding, Ending Balance	206,923	198,446	186,348
Release of restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	595,978	402,322	349,369
Granted	372,951	235,277	87,894
Dividend equivalents	8,173	7,664	3,095
Redeemed	(144,650)	(49,285)	(38,036)
Number of options outstanding, Ending Balance	832,452	595,978	402,322

Stock-Based Compensation - Summary of Stock-Based Compensation Expense Recorded in Selling, General and Administrative Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Incentive Stock Option Plan [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	$ 42	$ 31	$ 57
Selling, general and administrative expenses [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	38	34	53
Selling, general and administrative expenses [Member] | Incentive Stock Option Plan [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	19	21	43
Selling, general and administrative expenses [Member] | Long-term retention [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	5	7	9
Selling, general and administrative expenses [Member] | Restricted stock unit [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	14	6	1
Selling, general and administrative expenses [Member] | Fair value adjustment for liability classified DSUs [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	$ 4	$ (3)	$ 4

Common Shares - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012 Vote	Dec. 31, 2011	Dec. 31, 2010	Nov. 10, 2012	Nov. 10, 2011	Nov. 09, 2011	Nov. 11, 2010
Preference shares included in authorized Common Shares		99,760,000
Shares issued or outstanding		0
Number of votes per share		1
Number of common stock shares to be purchased under the Bid							12,000,000	8,000,000
Commencement date of Bid		November 13, 2012	November 11, 2011	November 11, 2010
Termination date of Bid		November 12, 2013	November 10, 2012	November 10, 2011
Number of Common Shares purchased under the Bid		427,402			3,668,430	8,000,000
Percentage of issued and outstanding common shares		5.20%	5.10%
Common Shares purchased for cancellation		895,032	10,747,300
Cash paid		$ 40	$ 407	$ 23
Cost for plan of arrangement	10
Stronach Group [Member]
Equity ownership and voting interest	7.40%
Class B Share Repurchase [Member]
Cash paid	300
Number of shares repurchased	1,453,658
Class A Subordinate Voting Share Issuance [Member]
Issuance of Class A Subordinate Voting Shares	$ 18

Common Shares - Maximum Number of Shares Outstanding Exercised or converted (Detail) (Common Shares [Member], Subsequent Event [Member])	Mar. 07, 2013
Common Shares [Member] | Subsequent Event [Member]
Common Shares [Line Items]
Common Shares	233,839,998
Stock options [note 17]	6,535,694
Total number of shares outstanding	240,375,692

Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated net unrealized gain on translation of net investment in foreign operations
Balance, beginning of year	$ 547	$ 759	$ 742
Net unrealized gain (loss)	86	(171)	20
Repurchase of shares under normal course issuer bids [note 18]	(4)	(41)	(3)
Balance, end of year	629	547	759
Accumulated net unrealized gain(loss) on cash flow hedges [a]
Balance, beginning of year	(23)	40	(13)
Net unrealized gain(loss)	75	(41)	80
Reclassification of net gain to net income	(18)	(22)	(27)
Balance, end of year	34	(23)	40
Accumulated net unrealized gain on available-for-sale investments
Balance, beginning of year	5	11
Net unrealized (loss) gain	(4)	(6)	11
Balance, end of year	1	5	11
Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(107)	(58)	(44)
Net unrealized loss	(72)	(52)	(18)
Reclassification of net loss to net income	11	3	4
Balance, end of year	(168)	(107)	(58)
Total accumulated other comprehensive income [c]	$ 496	$ 422	$ 752

Accumulated Other Comprehensive Income - Summary of Amount of Income Tax (Obligation) Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning of year	$ 12	$ (15)	$ 2
Net unrealized (gain) loss	(30)	18	(22)
Reclassification of net gain to net income	5	9	5
Balance, end of year	$ (13)	$ 12	$ (15)

Accumulated Other Comprehensive Income - Income Tax Benefit in Accumulated Net Unrealized Loss on Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning of year	$ 24	$ 1	$ 6
Net unrealized loss (gain)	15	25	(3)
Reclassification of net loss to net income	(3)	(2)	(2)
Balance, end of year	$ 36	$ 24	$ 1

Accumulated Other Comprehensive Income - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Amount of other comprehensive income is expected to be reclassified to net income during 2013	$ 18
Amount of other comprehensive income net of income tax during 2013	$ 7

Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 Canadian Dollar [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2013 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] 2013 [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2013 [Member] U S Dollar [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2013 [Member] Euros [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2014 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] 2014 [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2014 [Member] U S Dollar [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2014 [Member] Euros [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2015 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] 2015 [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2015 [Member] U S Dollar [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2016 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] 2016 [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2016 [Member] U S Dollar [Member]	Dec. 31, 2012 U S Dollar [Member] MXN	Dec. 31, 2012 U S Dollar [Member] 2013 [Member] MXN	Dec. 31, 2012 U S Dollar [Member] 2013 [Member] Mexican Peso [Member]	Dec. 31, 2012 U S Dollar [Member] 2014 [Member] MXN	Dec. 31, 2012 U S Dollar [Member] 2014 [Member] Mexican Peso [Member]	Dec. 31, 2012 U S Dollar [Member] 2015 [Member] MXN	Dec. 31, 2012 U S Dollar [Member] 2015 [Member] Mexican Peso [Member]	Dec. 31, 2012 U S Dollar [Member] 2016 [Member] MXN	Dec. 31, 2012 Euros [Member] USD ($)	Dec. 31, 2012 Euros [Member] CZK	Dec. 31, 2012 Euros [Member] GBP (£)	Dec. 31, 2012 Euros [Member] PLN	Dec. 31, 2012 Euros [Member] 2013 [Member] USD ($)	Dec. 31, 2012 Euros [Member] 2013 [Member] CZK	Dec. 31, 2012 Euros [Member] 2013 [Member] GBP (£)	Dec. 31, 2012 Euros [Member] 2013 [Member] PLN	Dec. 31, 2012 Euros [Member] 2013 [Member] U S Dollar [Member]	Dec. 31, 2012 Euros [Member] 2013 [Member] British Pound [Member]	Dec. 31, 2012 Euros [Member] 2013 [Member] Czech Koruna [Member]	Dec. 31, 2012 Euros [Member] 2013 [Member] Polish Zloty [Member]	Dec. 31, 2012 Euros [Member] 2014 [Member] USD ($)	Dec. 31, 2012 Euros [Member] 2014 [Member] CZK	Dec. 31, 2012 Euros [Member] 2014 [Member] GBP (£)	Dec. 31, 2012 Euros [Member] 2014 [Member] PLN	Dec. 31, 2012 Euros [Member] 2014 [Member] U S Dollar [Member]	Dec. 31, 2012 Euros [Member] 2014 [Member] British Pound [Member]	Dec. 31, 2012 Euros [Member] 2014 [Member] Czech Koruna [Member]	Dec. 31, 2012 Euros [Member] 2014 [Member] Polish Zloty [Member]	Dec. 31, 2012 Euros [Member] 2015 [Member] USD ($)	Dec. 31, 2012 Euros [Member] 2015 [Member] CZK	Dec. 31, 2012 Euros [Member] 2015 [Member] GBP (£)	Dec. 31, 2012 Euros [Member] 2015 [Member] PLN	Dec. 31, 2012 Euros [Member] 2015 [Member] U S Dollar [Member]	Dec. 31, 2012 Euros [Member] 2015 [Member] British Pound [Member]	Dec. 31, 2012 Euros [Member] 2015 [Member] Czech Koruna [Member]	Dec. 31, 2012 Euros [Member] 2016 [Member] USD ($)	Dec. 31, 2012 Euros [Member] 2016 [Member] CZK	Dec. 31, 2012 Euros [Member] 2016 [Member] GBP (£)	Dec. 31, 2012 Euros [Member] 2016 [Member] PLN	Dec. 31, 2012 Euros [Member] 2016 [Member] U S Dollar [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (684)	€ 74															6,049								$ (123)	4,833	£ 71	127
Foreign exchange forward contract, Purchases Exchange Rate					1.01252	1.31881			1.04151	1.31939			1.03073			1.03697			0.07313		0.06844		0.06894										0.75541	1.17565	0.03988	0.23344					0.74515	1.14482	0.0398	0.22452						1.1917	0.03971
Foreign exchange forward contract, Sales Exchange Rate					1.02054	1.28626			1.01573				1.01754			1.04751																	0.76441	1.24572	0.04014						0.77097								0.77597							0.77162
Foreign exchange forward contract, Purchases			229	48			31	34			23			12				3,179		2,071		799							53	2,488	41	86					17	1,572	31	41						784	13
Foreign exchange forward contract, Sales			$ (600)	€ (8)			$ (271)				$ (104)			$ (4)															$ (93)	(11)	£ (14)						$ (52)								$ (35)							$ (13)

Financial Instruments - Additional Information (Detail)	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] CAD	Dec. 31, 2011 Asset-backed Securities [Member] USD ($)	Dec. 31, 2011 Asset-backed Securities [Member] CAD	Dec. 31, 2012 CANADA Gigajoule	Dec. 31, 2012 CANADA Minimum [Member]	Dec. 31, 2012 CANADA Maximum [Member]	Dec. 31, 2012 UNITED STATES MMBTU	Dec. 31, 2012 UNITED STATES Minimum [Member]	Dec. 31, 2012 UNITED STATES Maximum [Member]	Dec. 31, 2012 Natural Gas Swap Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Propylene Contracts [Member] USD ($) lb	Dec. 31, 2012 Propylene Contracts [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Propylene Contracts [Member] Maximum [Member] USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive income														$ 69,000,000
Foreign exchange forward contracts, loss recognized in other comprehensive income													4,000,000	20,000,000
Swaps outstanding fixed price							700,000			500,000					18,100,000
Swap fixed price								6.28	6.5		6.88	7.06
Fixed price per lbs																0.5375	0.65
Unrealized gains on contracts															2,000,000
Face value of investments				107,000,000		125,000,000
Trading securities	1,612,000,000	1,407,000,000	90,000,000	90,000,000	82,000,000	84,000,000
Fair value of investments carrying value	9,000,000	12,000,000
Long-term debt due within one year	$ 249,000,000	$ 151,000,000
Percentage of sales to six largest customers	83.00%

Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Commodity Contract [Member] USD ($)	Dec. 31, 2011 Commodity Contract [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Prepaid Expenses [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Other Assets [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Other Assets [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Accrued Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Other Accrued Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Accrued Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2011 Other Accrued Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Other Long Term Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Other Long Term Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Long Term Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2011 Other Long Term Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Cash and Cash Equivalents [Member] USD ($)	Dec. 31, 2011 Cash and Cash Equivalents [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] CAD	Dec. 31, 2011 Asset-backed Securities [Member] USD ($)	Dec. 31, 2011 Asset-backed Securities [Member] CAD
Held-for-trading
Trading securities	$ 1,612	$ 1,407																		$ 1,522	$ 1,325	$ 90	90	$ 82	84
Held-to-maturity investments
Severance investments	8	5
Available-for-sale investments
Equity investments	9	12
Loans and receivables
Accounts receivable	4,774	4,398
Long-term receivables included in other assets [note 12]	95	176
Total	4,869	4,574
Other financial liabilities
Bank indebtedness	71	36
Long-term debt (including portion due within one year)	361	197
Accounts payable	4,450	3,961
Total	4,882	4,194
Derivatives designated as effective hedges, measured at fair value, Assets							37	21		32	15
Derivatives designated as effective hedges, measured at fair value, Total	47	(42)	49	(33)
Derivatives designated as effective hedges, measured at fair value, Liabilities					$ (2)	$ (9)			$ 2			$ (11)	$ (31)	$ (3)	$ (6)	$ (9)	$ (38)	$ (1)	$ (3)

Transactions With Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2011 Related Party MID Member [Member]	Dec. 31, 2010 Related Party MID Member [Member]	Dec. 31, 2012 Honorary Chairman [Member]	Dec. 31, 2011 Honorary Chairman [Member]	Dec. 31, 2010 Honorary Chairman [Member]	Dec. 31, 2012 Trust for Benefit of Employees [Member]	Dec. 31, 2011 Trust for Benefit of Employees [Member]	Dec. 31, 2010 Trust for Benefit of Employees [Member]	Dec. 31, 2012 Related Party Companies Controlled By Stronach Group [Member] Person	Dec. 31, 2011 Related Party Companies Controlled By Stronach Group [Member]
Related Party Transaction [Line Items]
Percentage of Company acquired		27.00%
Cash consideration paid	$ 652	$ 75	$ 120	$ 106
Number of trustees and members of the class of potential beneficiaries														3
Related party expense						166	172	47	38	41
Sales to companies controlled by the Stronach Group														12	36
Services to companies controlled by the Stronach Group														5	7
Proceeds from sale of building					43
Amount borrowed from company to purchase common shares maximum											18	35	31
Amount included in accounts receivable											$ 17	$ 17

Contingencies - Additional Information (Detail) (CAD) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Amount related to damages	3.5
KS Centoco Ltd [Member]
Number of subsidiaries sued by KS Centoco Ltd	2
Percentage of equity interest owned by company	23.00%
Percentage of equity interest owned by third party	77.00%
MST Automotive Inc [Member]
Percentage of equity interest owned by company	77.00%
Percentage of equity interest owned by third party	23.00%

Segmented Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Center Operations Markets Employee Country	Aug. 31, 2012
Segment Reporting Information [Line Items]
Number of manufacturing operations	313
Number of product development, engineering and sales centres	88
Number of countries in which entity operates	29
Number of employees	119,000
Number of primary markets	2
Interest acquired in E-Car partnership		27.00%
E-Car [Member]
Segment Reporting Information [Line Items]
Interest acquired in E-Car partnership		27.00%
Percentage of non-controlling interest in an equity accounted investment	73.00%

Segmented Information - Schedule of Information with Respect to Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total sales	$ 30,837	$ 28,748	$ 23,465
External sales	30,837	28,748	23,465
Depreciation and amortization	801	686	656
Adjusted EBIT	1,750	1,217	1,197
Goodwill	1,473	1,196	1,194
Fixed asset additions	1,274	1,236	746
Fixed assets, net	5,273	4,236	3,742
Other income (expense), net	108	(156)	(25)
Interest income (expense), net	(16)	6	11
Current assets	9,135	8,146	7,485
Investments, goodwill, deferred tax assets and other assets	2,701	2,297	2,447
Consolidated total assets	17,109	14,679	13,674
Canada [Member]
Segment Reporting Information [Line Items]
Total sales	6,343	5,951	5,122
External sales	5,907	5,552	4,777
Fixed asset additions	158	115	126
Fixed assets, net	660	586	638
United States [Member]
Segment Reporting Information [Line Items]
Total sales	7,518	7,025	5,808
External sales	7,053	6,514	5,348
Fixed asset additions	294	281	130
Fixed assets, net	973	804	668
Mexico [Member]
Segment Reporting Information [Line Items]
Total sales	3,520	2,902	2,346
External sales	3,281	2,698	2,189
Fixed asset additions	163	162	49
Fixed assets, net	573	477	371
North America [Member]
Segment Reporting Information [Line Items]
Total sales	16,335	14,855	12,370
External sales	16,241	14,764	12,314
Depreciation and amortization	432	358	358
Adjusted EBIT	1,521	1,373	1,116
Goodwill	701	644	651
Fixed asset additions	615	558	305
Fixed assets, net	2,206	1,867	1,677
North America [Member] | Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Total sales	(1,046)	(1,023)	(906)
Europe Excluding Great Britain [Member]
Segment Reporting Information [Line Items]
Total sales	10,089	10,124	8,349
External sales	9,927	9,963	8,190
Fixed asset additions	246	284	189
Fixed assets, net	1,490	1,111	1,109
Great Britain [Member]
Segment Reporting Information [Line Items]
Total sales	961	913	813
External sales	952	909	813
Fixed asset additions	15	7	5
Fixed assets, net	58	53	58
Eastern Europe [Member]
Segment Reporting Information [Line Items]
Total sales	1,847	1,708	1,256
External sales	1,684	1,557	1,165
Fixed asset additions	117	132	119
Fixed assets, net	584	438	351
Europe [Member]
Segment Reporting Information [Line Items]
Total sales	12,709	12,556	10,289
External sales	12,563	12,429	10,168
Depreciation and amortization	283	259	242
Adjusted EBIT	165	(22)	117
Goodwill	611	393	402
Fixed asset additions	378	423	313
Fixed assets, net	2,132	1,602	1,518
Europe [Member] | Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Total sales	(188)	(189)	(129)
Rest Of World [Member]
Segment Reporting Information [Line Items]
Total sales	2,111	1,599	1,016
External sales	2,010	1,506	930
Depreciation and amortization	59	38	27
Adjusted EBIT	(28)	56	72
Goodwill	160	158	140
Fixed asset additions	270	236	44
Fixed assets, net	686	485	211
Segment Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	(318)	(262)	(210)
External sales	23	49	53
Depreciation and amortization	27	31	29
Adjusted EBIT	0	(40)	(94)
Goodwill	1	1	1
Fixed asset additions	11	19	84
Fixed assets, net	249	282	336
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Total sales	30,837	28,748	23,465
External sales	30,837	28,748	23,465
Depreciation and amortization	801	686	656
Adjusted EBIT	1,658	1,367	1,211
Goodwill	1,473	1,196	1,194
Fixed asset additions	1,274	1,236	746
Fixed assets, net	$ 5,273	$ 4,236	$ 3,742

Segmented Information - Share of E-Car Partnership (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total sales	$ 30,837	$ 28,748	$ 23,465
Equity loss	151	121	132
Adjusted EBIT	1,750	1,217	1,197
North America [Member]
Segment Reporting Information [Line Items]
Total sales	16,335	14,855	12,370
Adjusted EBIT	1,521	1,373	1,116
Europe [Member]
Segment Reporting Information [Line Items]
Total sales	12,709	12,556	10,289
Adjusted EBIT	165	(22)	117
Segment Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	(318)	(262)	(210)
Adjusted EBIT	0	(40)	(94)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Total sales	30,837	28,748	23,465
Adjusted EBIT	1,658	1,367	1,211
E-Car [Member]
Segment Reporting Information [Line Items]
Total sales	91	92	20
E-Car [Member] | North America [Member]
Segment Reporting Information [Line Items]
Total sales	12	0	0
Equity loss	0	0	0
Amortization of intangibles	52	0	0
Adjusted EBIT	(76)	0	0
E-Car [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Total sales	12	0	0
Equity loss	0	0	0
Amortization of intangibles	0	0	0
Adjusted EBIT	(6)	0	0
E-Car [Member] | Segment Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	0	0	8
Equity loss	35	66	30
Amortization of intangibles	0	0	0
Adjusted EBIT	(35)	(66)	(80)
E-Car [Member] | Reportable Segment [Member]
Segment Reporting Information [Line Items]
Total sales	24	0	8
Equity loss	35	66	30
Amortization of intangibles	52	0	0
Adjusted EBIT	$ (117)	$ (66)	$ (80)

Segmented Information - Share of E-Car Partnership (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total sales	$ 30,837	$ 28,748	$ 23,465
E-Car [Member]
Segment Reporting Information [Line Items]
Total sales	91	92	20
Total adjusted EBIT loss	$ 130	$ 91	$ 89

Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenue from external customers	$ 30,837	$ 28,748	$ 23,465
General Motors [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	5,704	6,202	4,731
Fiat or Chrysler Group [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,637	3,864	3,102
BMW [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,100	4,191	3,090
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,848	3,549	3,371
Volkswagen [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,835	3,187	2,567
Daimler AG [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,367	2,793	2,354
Other Customers [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	$ 5,346	$ 4,962	$ 4,250

Segmented Information - Summary of External Revenues by Automotive Products and Services (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue from external customers	$ 30,837	$ 28,748	$ 23,465
Exterior And Interior Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	11,673	11,020	8,637
Body Systems And Chassis Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	7,123	6,056	4,801
Powertrain Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	3,825	3,667	3,064
Complete Vehicle Assembly [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,561	2,690	2,163
Tooling, engineering and other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,317	2,065	2,005
Vision And Electronic Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,132	2,066	1,756
Closure Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	$ 1,206	$ 1,184	$ 1,039